As filed with the Securities and Exchange Commission on September 3, 2004




                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                Investment Company Act file number 811-09128
                                                   ---------


                               JUNDT FUNDS, INC.
                               -----------------
             (Exact name of registrant as specified in charter)



            301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
            ----------------------------------------------------
             (Address of principal executive offices) (Zip code)



                                JAMES R. JUNDT
            301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
            ----------------------------------------------------
                    (Name and address of agent for service)



                                (800)-541-0677
                                --------------
            (Registrant's telephone number, including area code)



Date of fiscal year end: 12/31/04


Date of reporting period:  06/30/04

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------



                                     [LOGO]
                                  JUNDT FUNDS
                            GROWTH WITH AN EDGE(TM)

                                     JUNDT
                                  GROWTH FUND

                                     JUNDT
                                 U.S. EMERGING
                                  GROWTH FUND

                                     JUNDT
                                OPPORTUNITY FUND

                                     JUNDT
                               TWENTY-FIVE FUND

                                     JUNDT
                                    MID-CAP
                                  GROWTH FUND

                                     JUNDT
                                   SCIENCE &
                                TECHNOLOGY FUND


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2004


                 SEARCHING TODAY FOR THE GENIUSES OF TOMORROW-SM-

LETTER TO SHAREHOLDERS



DEAR SHAREHOLDER,

We are pleased to present the midyear report for The Jundt Growth Fund, Inc. and Jundt Funds, Inc., which covers the six-month period ended June 30, 2004. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.

For the six-month, five-year and ten-year periods ended June 30, 2004 (or over the life of each Fund if shorter), Class A shares of the Jundt Funds (and Class I shares of Jundt Growth Fund) have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.


JUNDT GROWTH FUND

The Jundt Growth Fund is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.


AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2004:
                                                               SINCE
                                  SIX-                       INCEPTION
                                  MONTH         5-YEAR       12/29/95
                               ----------   -------------   ----------
JUNDT GROWTH FUND CLASS A(2)       0.57%         (8.46)%        3.24%
Russell 1000 Growth Index(3)       2.74%         (6.48)%        6.88%
Lipper Large Cap
 Growth Fund Index(4)              2.18%         (7.25)%        5.79%


                                  SIX-
                                  MONTH         5-YEAR       10-YEAR*
                               ----------   -------------   ----------
JUNDT GROWTH FUND CLASS I(2)       0.70%         (8.27)%        5.79%
Russell 1000 Growth Index(3)       2.74%         (6.48)%       10.11%
Lipper Large Cap
 Growth Fund Index(4)              2.18%         (7.25)%        8.63%

*Total return prior to December 29, 1995 reflects the Fund's performance as a closed-end fund.

JUNDT U.S. EMERGING GROWTH FUND

Jundt U.S. Emerging Growth Fund is a diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.


AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2004:
                                                               SINCE
                                  SIX-                       INCEPTION
                                  MONTH         5-YEAR        1/2/96
                               ----------   -------------   ----------
JUNDT U.S. EMERGING
 GROWTH FUND(2)                    1.54%         (0.33)%       11.98%
Russell 2000 Growth Index(5)       5.68%         (0.45)%        4.07%
Lipper Small Cap
 Growth Fund Index(6)              3.43%          4.76%         7.39%

JUNDT OPPORTUNITY FUND

Jundt Opportunity Fund, in normal market conditions, emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.


AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2004:
                                                               SINCE
                                  SIX-                       INCEPTION
                                  MONTH         5-YEAR       12/26/96
                               ----------   -------------   ----------
JUNDT OPPORTUNITY FUND(2)          4.64%         (5.46)%        8.75%
Russell 3000 Growth Index(7)       2.96%         (5.16)%        4.49%
Lipper Multi Cap
 Growth Fund Index(8)              4.62%         (3.48)%        5.16%

JUNDT TWENTY-FIVE FUND

Jundt Twenty-Five Fund, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2004:
                                                                SINCE
                                  SIX-                        INCEPTION
                                  MONTH         5-YEAR        12/31/97
                               ----------   --------------   ----------
JUNDT TWENTY-FIVE FUND(2)          0.50%         (10.11)%        3.30%
Russell 3000 Growth Index(7)       2.96%          (5.16)%        1.38%
Lipper Multi Cap
 Growth Fund Index(8)              4.62%          (3.48)%        2.78%

JUNDT MID-CAP GROWTH FUND

Jundt Mid-Cap Growth Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index, which currently have market capitalizations ranging from approximately $200 million to approximately $10 billion. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1),(9)
FOR THE PERIODS ENDED JUNE 30, 2004:
                                                      SINCE
                                       SIX-         INCEPTION
                                      MONTH          6/30/00
                                  -------------   -------------
JUNDT MID-CAP GROWTH FUND(2)           (0.74)%         (4.37)%
Russell Midcap Growth Index(10)         6.67%           5.03%
Lipper Mid-Cap
 Growth Fund Index(11)                  5.28%         (10.31)%

JUNDT SCIENCE & TECHNOLOGY FUND

Jundt Science & Technology Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.


AVERAGE ANNUAL TOTAL RETURNS(1),(9)
FOR THE PERIODS ENDED JUNE 30, 2004:
                                                          SINCE
                                          SIX-          INCEPTION
                                         MONTH           6/30/00
                                     -------------   --------------
JUNDT SCIENCE & TECHNOLOGY FUND(2)        (3.20)%         (12.96)%
NASDAQ Composite Index(12)                 2.22%          (15.23)%
Lipper Science and Technology
 Fund Index(13)                            0.53%          (21.87)%

We continue to remain confident in our abilities and proud of our longer-term accomplishments as most of the Jundt Funds continue to perform favorably relative to their benchmarks and peer groups over the longer-term.(14)

Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt
James R. Jundt
Chairman




 (1) Quoted returns assume reinvestment of all distributions. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The investment return and principal value of an investment in any Fund's shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2004 are not annualized.
 (2) Quoted performance is for the Fund's Class A shares and, in the case of Jundt Growth Fund only, Class I shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares and Jundt Growth Fund Class I shares are subject to a maximum front-end sales charge of 5.75%. The stated returns do not reflect the deduction of any front-end sales charge. If reflected, the front-end sales charge would reduce the stated returns.
 (3) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

     LETTER TO SHAREHOLDERS (concluded)



 (4) The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
 (5) The Russell 2000 Growth Index measures performance of the companies within the Russell 2000 Growth Index (the 2,000 smallest of the 3,000 largest
     U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.
 (6) The Lipper Small Cap Growth Fund Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Small Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration. The inception date for the Lipper Small Cap Growth Fund Index data is December 29, 1995.

 (7) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.
 (8) The Lipper Multi Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
 (9) Investments in initial public offerings (IPOs), during a period favorable for IPO investing, contributed substantially to the quoted performance of the Fund during 2000. Several other factors also contributed to the Fund's higher returns in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.
(10) The Russell Midcap Growth Index measures performance of the companies within the Russell Midcap Index (the 800 smallest companies in the Russell 1000 Index, which includes the 1,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.
(11) The Lipper Mid-Cap Growth Fund Index measures the composite performance of the 30 largest "mid cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Mid-Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
(12) The NASDAQ Composite Index measures the composite performance of domestic common stocks traded on the NASDAQ market, as well as the National Market System traded foreign common stocks and American Depositary Receipts
     (ADRs). The NASDAQ Composite Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.
(13) The Lipper Science and Technology Fund Index measures the composite performance of the 30 largest "science and technology" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Science and Technology Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
(14) Investing in futures and options contracts, among other strategies employed by the Funds, involves additional risks that are described in the Funds' prospectus.

SCHEDULE OF INVESTMENTS (unaudited)
                                                               Jundt Growth Fund
                                                                   June 30, 2004


COMMON STOCKS
Industry Description and Issue                   Number of Shares            Cost    Market Value (a)
--------------------------------------------   ------------------   -------------   -----------------
BIOTECHNOLOGY (6.9%)
-----------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                          19,000     $1,202,497           $1,036,830
   Cephalon, Inc. (b)                                       9,400        542,327              507,600
                                                                      ----------           ----------
                                                                       1,744,824            1,544,430
                                                                      ----------           ----------
CABLE (17.6%)
-----------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)            586,500      1,662,982            2,299,080
   Comcast Corporation -- Class A (b)                      37,900        908,048            1,046,419
   Cox Communications, Inc. -- Class A (b)                 22,500        558,188              625,275
                                                                      ----------           ----------
                                                                       3,129,218            3,970,774
                                                                      ----------           ----------
CELLULAR SERVICES (7.8%)
-----------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)              45,700      1,108,570            1,218,362
   Nextel Partners, Inc. -- Class A (b)                    34,300        462,911              546,056
                                                                      ----------           ----------
                                                                       1,571,481            1,764,418
                                                                      ----------           ----------
COMPUTER HARDWARE (1.1%)
-----------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                                 11,200        305,813              242,928
                                                                      ----------           ----------
                                                                         305,813              242,928
                                                                      ----------           ----------
COMPUTER SERVICES/SOFTWARE (3.9%)
-----------------------------------------------------------------------------------------------------
   Infosys Technologies Limited ADR (e)                     2,900        254,142              269,033
   Microsoft Corporation                                   21,400        565,754              611,730
                                                                      ----------           ----------
                                                                         819,896              880,763
                                                                      ----------           ----------
DISCOUNT (7.0%)
-----------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                             2,500         93,478              102,675
   The Home Depot, Inc.                                     1,400         44,551               49,280
   Lowe's Companies, Inc.                                   1,800         66,792               94,590
   Target Corporation                                      16,400        718,999              696,508
   Wal-Mart Stores, Inc.                                   12,200        648,567              643,191
                                                                      ----------           ----------
                                                                       1,572,387            1,586,244
                                                                      ----------           ----------
ENERGY (0.3%)
-----------------------------------------------------------------------------------------------------
   Schlumberger Limited (e)                                 1,200         76,171               76,212
                                                                      ----------           ----------
                                                                          76,171               76,212
                                                                      ----------           ----------

See accompanying notes to schedule of investments.                           4

SCHEDULE OF INVESTMENTS (unaudited) (continued)                Jundt Growth Fund
                                                                   June 30, 2004

COMMON STOCKS (CONTINUED)
Industry Description and Issue                   Number of Shares           Cost    Market Value (a)
--------------------------------------------   ------------------   ------------   -----------------
INTERNET SERVICES (2.0%)
----------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                            5,000     $  441,108          $  459,750
                                                                      ----------          ----------
                                                                         441,108             459,750
                                                                      ----------          ----------
MEDICAL DEVICES (9.3%)
----------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                       18,800        755,129             804,640
   C.R. Bard, Inc.                                          4,600        248,236             260,590
   Medtronic, Inc.                                         17,200        827,894             837,984
   Zimmer Holdings, Inc. (b)                                2,100         88,241             185,220
                                                                      ----------          ----------
                                                                       1,919,500           2,088,434
                                                                      ----------          ----------
NATIONAL RADIO (4.6%)
----------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)         38,100        905,710           1,039,749
                                                                      ----------          ----------
                                                                         905,710           1,039,749
                                                                      ----------          ----------
PHARMACEUTICALS (10.7%)
----------------------------------------------------------------------------------------------------
   Allergan, Inc.                                           3,100        271,479             277,512
   Forest Laboratories, Inc. (b)                            7,200        458,090             407,736
   Sepracor Inc. (b)(d)                                    22,500        932,117           1,190,250
   Wyeth                                                   14,500        527,163             524,320
                                                                      ----------          ----------
                                                                       2,188,849           2,399,818
                                                                      ----------          ----------
RADIO (1.4%)
----------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc.                       8,300        295,359             306,685
                                                                      ----------          ----------
                                                                         295,359             306,685
                                                                      ----------          ----------
SATELLITE TELEVISION (2.8%)
----------------------------------------------------------------------------------------------------
   The DIRECTV Group, Inc. (b)                             20,909        510,835             357,544
   EchoStar Communications Corporation (b)                  8,700        264,887             267,525
                                                                      ----------          ----------
                                                                         775,722             625,069
                                                                      ----------          ----------
SEMICONDUCTORS (1.8%)
----------------------------------------------------------------------------------------------------
   Intel Corporation                                       14,800        392,898             408,480
                                                                      ----------          ----------
                                                                         392,898             408,480
                                                                      ----------          ----------
SPECIALTY (3.4%)
----------------------------------------------------------------------------------------------------
   Bed Bath & Beyond Inc. (b)                              13,100        112,797             503,695
   Coach, Inc. (b)                                          5,800        244,296             262,102
                                                                      ----------          ----------
                                                                         357,093             765,797
                                                                      ----------          ----------

See accompanying notes to schedule of investments.                           5

SCHEDULE OF INVESTMENTS (unaudited) (continued)                Jundt Growth Fund
                                                                   June 30, 2004

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                Number of Shares                 Cost    Market Value (a)
------------------------------------------------------------- ---------------- --------------------    ----------------
TELECOMMUNICATIONS INFRASTRUCTURE (2.1%)
-----------------------------------------------------------------------------------------------------------------------
   Avaya Inc. (b)                                                       29,900          $   488,812         $   472,121
                                                                                        -----------         -----------
                                                                                            488,812             472,121
                                                                                        -----------         -----------
WIRELESS (2.2%)
-----------------------------------------------------------------------------------------------------------------------
   SINA Corp (b)(e)                                                     14,800              560,958             488,252
                                                                                        -----------         -----------
                                                                                            560,958             488,252
                                                                                        -----------         -----------
TOTAL COMMON STOCKS (84.9%)                                                              17,545,799          19,119,924
                                                                                        ===========         ===========

See accompanying notes to schedule of investments.                           6

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                               Jundt Growth Fund
                                                                   June 30, 2004

CALL OPTIONS PURCHASED
                                                                       Contracts
                                                                     (100 shares
Industry Description and Issue                                     per contract)                 Cost    Market Value (a)
---------------------------------------------------------------    -------------   ------------------    ----------------
NATIONAL RADIO (1.9%)
-----------------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A
    Expiration July 2004, Exercise Price $25.00                          1,646       $      581,847         $   419,730
                                                                                     --------------         -----------
TOTAL CALL OPTIONS PURCHASED (1.9%)                                                         581,847             419,730
                                                                                     ==============         ===========

SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (12.9% )                                   Principal Amount               Cost     Market Value (a)
--------------------------------------------------------------- ----------------     --------------     ----------------
   Repurchase agreement with U.S. Bank, N.A. 0.80%
    acquired on 6/30/04 and due 7/1/04 with proceeds of
    $2,911,065 collateralized by $2,911,000 FGLMC,
    5.00%, due 4/1/2033, value including accrued interest,
    $2,970,540.                                                       $2,911,000     $    2,911,000         $ 2,911,000
                                                                                     --------------         -----------
TOTAL SHORT-TERM SECURITIES (12.9%)                                                       2,911,000           2,911,000
                                                                                     ==============         ===========
   Total investments in securities (99.7%)                                           $   21,038,646(c)       22,450,654
                                                                                     ==============
   Other assets in excess of liabilities (0.3%)                                                                  59,527
                                                                                                            -----------
NET ASSETS (100.0%)                                                                                         $22,510,181
                                                                                                            ===========

Notes to Schedule of Investments:
  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2004, was $21,038,646. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

    ---------------------------------  ----------
    Gross unrealized appreciation      $2,226,910
    Gross unrealized depreciation        (814,902)
                                       ----------
    Net unrealized appreciation        $1,412,008
    ---------------------------------  ----------

  (d) Schedule of Options Written:

CONTRACTS (100 SHARES PER CONTRACT)                                 MARKET VALUE
-----------------------------------------------------------------   ------------
    CALL OPTIONS
     Sepracor Inc.
    79    Expiration August 2004, Exercise Price $55.00                  $17,380
-----------------------------------------------------------------        -------
    79   Total Call Options Written (Premiums received $18,390)          $17,380
=================================================================        =======

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt


See accompanying notes to schedule of investments and financial statements.    7

SCHEDULE OF INVESTMENTS (unaudited)              Jundt U.S. Emerging Growth Fund
                                                                   June 30, 2004


COMMON STOCKS
Industry Description and Issue                   Number of Shares           Cost    Market Value (a)
--------------------------------------------   ------------------   ------------   -----------------
BIOTECHNOLOGY (6.8%)
-------------------------------------------------------------------------------------------------------
   Angiotech Pharmaceuticals, Inc. (b)(f)             13,300         $  159,753        $  267,995
   EntreMed, Inc. (b)                                209,700            642,483           421,497
   Exelixis, Inc. (b)                                114,000            824,378         1,150,260
   Telik, Inc. (b)                                     9,900            198,000           236,313
                                                                     ----------        ----------
                                                                      1,824,614         2,076,065
                                                                     ----------        ----------
CABLE (7.7%)
-------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)       348,000            711,766         1,364,160
   Mediacom Communications Corporation (b)           125,900            630,404           984,538
                                                                     ----------        ----------
                                                                      1,342,170         2,348,698
                                                                     ----------        ----------
CELLULAR SERVICES (2.4%)
-------------------------------------------------------------------------------------------------------
   Nextel Partners, Inc. -- Class A (b)               46,800            336,267           745,056
                                                                     ----------        ----------
                                                                        336,267           745,056
                                                                     ----------        ----------
COMPUTER HARDWARE (4.6%)
-------------------------------------------------------------------------------------------------------
   Cirrus Logic, Inc. (b)                            178,900            873,287         1,075,189
   Dot Hill Systems Corp. (b)                         29,500            431,434           330,695
                                                                     ----------        ----------
                                                                      1,304,721         1,405,884
                                                                     ----------        ----------
COMPUTER SERVICES/SOFTWARE (10.4%)
-------------------------------------------------------------------------------------------------------
   At Road, Inc. (b)                                  38,500            416,258           294,525
   Immersion Corporation (b)(d)                      376,800          4,415,582         1,797,336
   iPass Inc. (b)                                    100,400          1,382,004         1,063,236
                                                                     ----------        ----------
                                                                      6,213,844         3,155,097
                                                                     ----------        ----------
ENERGY (1.3%)
-------------------------------------------------------------------------------------------------------
   Spinnaker Exploration Company (b)                  10,000            215,100           393,800
                                                                     ----------        ----------
                                                                        215,100           393,800
                                                                     ----------        ----------
INTERNET SERVICES (0.2%)
-------------------------------------------------------------------------------------------------------
   j2 Global Communications, Inc. (b)                  2,500             62,954            69,500
                                                                     ----------        ----------
                                                                         62,954            69,500
                                                                     ----------        ----------
MEDIA (1.5%)
-------------------------------------------------------------------------------------------------------
   Paxson Communications Corporation (b)             138,700            697,034           450,775
                                                                     ----------        ----------
                                                                        697,034           450,775
                                                                     ----------        ----------

See accompanying notes to schedule of investments.                           8

SCHEDULE OF INVESTMENTS (unaudited) (continued)  Jundt U.S. Emerging Growth Fund
                                                                   June 30, 2004


COMMON STOCKS (CONTINUED)
Industry Description and Issue                            Number of Shares           Cost    Market Value (a)
-----------------------------------------------------   ------------------   ------------   -----------------
MEDICAL DEVICES (5.2%)
----------------------------------------------------------------------------------------------------------------
   Advanced Neuromodulation Systems, Inc. (b)                   9,000         $  228,507        $  295,200
   Align Technology, Inc. (b)                                  20,000             55,548           380,000
   Cyberonics, Inc. (b)                                         2,500             79,499            83,400
   Intuitive Surgical, Inc. (b)                                43,800            788,400           832,200
                                                                              ----------        ----------
                                                                               1,151,954         1,590,800
                                                                              ----------        ----------
MISCELLANEOUS (1.1%)
----------------------------------------------------------------------------------------------------------------
   Youbet.com, Inc. (b)                                        78,200            320,481           322,966
                                                                              ----------        ----------
                                                                                 320,481           322,966
                                                                              ----------        ----------
NATIONAL RADIO (21.2%)
----------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)            235,300          1,271,479         6,421,337
                                                                              ----------        ----------
                                                                               1,271,479         6,421,337
                                                                              ----------        ----------
PHARMACEUTICALS (6.9%)
----------------------------------------------------------------------------------------------------------------
   The Medicines Company (b)                                   16,400            328,482           500,364
   Sepracor Inc. (b)(e)                                        30,100          1,394,519         1,592,290
                                                                              ----------        ----------
                                                                               1,723,001         2,092,654
                                                                              ----------        ----------
RADIO (5.3%)
----------------------------------------------------------------------------------------------------------------
   Entravision Communications Corporation -- Class A (b)      102,000            624,992           783,360
   Spanish Broadcasting System, Inc. -- Class A (b)            88,000            709,119           819,280
                                                                              ----------        ----------
                                                                               1,334,111         1,602,640
                                                                              ----------        ----------
RESTAURANTS (9.1%)
----------------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                     18,000            568,537           716,220
   Famous Dave's of America, Inc. (b)                         200,000            444,884         1,536,000
   Red Robin Gourmet Burgers Inc. (b)                          18,300            451,537           500,871
                                                                              ----------        ----------
                                                                               1,464,958         2,753,091
                                                                              ----------        ----------
SEMICONDUCTORS (5.2%)
----------------------------------------------------------------------------------------------------------------
   California Amplifier, Inc. (b)                              64,400            954,104           455,308
   OmniVision Technologies, Inc. (b)                           37,600            884,849           599,720
   Silicon Laboratories Inc. (b)                               11,100            581,203           514,485
                                                                              ----------        ----------
                                                                               2,420,156         1,569,513
                                                                              ----------        ----------

See accompanying notes to schedule of investments.                             9

SCHEDULE OF INVESTMENTS (unaudited) (continued)  Jundt U.S. Emerging Growth Fund
                                                                   June 30, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                        Number of Shares            Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (3.0%)
---------------------------------------------------------------------------------------------------------------------------
   Net2Phone, Inc. (b)                                                      110,000        $   695,800       $   498,300
   Telkonet, Inc. (b)                                                       112,500            568,153           409,500
                                                                                           -----------        -----------
                                                                                             1,263,953            907,800
                                                                                           -----------        -----------
TOTAL COMMON STOCKS (91.9%)                                                                 22,946,797         27,905,676
                                                                                           ===========        ===========

SHORT-TERM SECURITIES

Industry Description and Issue                                      Principal Amount               Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.5%)
---------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 0.80%
    acquired on 6/30/04 and due 7/1/04 with proceeds of
    $2,567,057 collateralized by $2,567,000 FGLMC,
    5.00%, due 4/1/2033, value including accrued interest,
   $2,619,302.                                                         $2,567,000         $   2,567,000        $ 2,567,000
                                                                                          -------------        -----------
TOTAL SHORT-TERM SECURITIES (8.5%)                                                            2,567,000          2,567,000
                                                                                          -------------        -----------
   Total investments in securities (100.4%)                                               $  25,513,797(c)      30,472,676
                                                                                          =============
   Liabilities in excess of other assets (-0.4%)                                                                  (130,536)
                                                                                                               -----------
NET ASSETS (100.0%)                                                                                            $30,342,140
                                                                                                               ===========

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 20, 2004 was $25,513,797. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:


-----------------------------------    ------------
    Gross unrealized appreciation      $ 10,248,861
    Gross unrealized depreciation        (5,289,982)
                                       ------------
    Net unrealized appreciation        $  4,958,879
-----------------------------------    ------------



See accompanying notes to schedule of investments and financial statements.   10

SCHEDULE OF INVESTMENTS (unaudited) (concluded)  Jundt U.S. Emerging Growth Fund
                                                                   June 30, 2004

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:


                                BEGINNING      PURCHASE       SALES          ENDING       DIVIDEND     NET REALIZED
DESCRIPTION                        COST          COST          COST           COST         INCOME      GAINS/LOSSES
---------------------------   -------------   ----------   -----------   -------------   ----------   -------------
    Immersion Corporation      $5,233,198        $ --       $817,616      $4,415,582        $ --       $ (413,572)
---------------------------    ----------        ----       --------      ----------        ----       ----------
    Total                      $5,233,198        $ --       $817,616      $4,415,582        $ --       $ (413,572)
===========================    ==========        ====       ========      ==========        ====       ==========

  (e) Schedule of Options Written:


CONTRACTS (100 SHARES PER CONTRACT)                                          MARKET VALUE
--------------------------------------------------------------------------   -------------
  CALL OPTIONS
                  Sepracor Inc.
       106         Expiration August 2004, Exercise Price $55.00                $23,320
     -----        --------------------------------------------------------      -------
       106        Total Call Options Written (Premiums received $24,675)        $23,320
     -----        --------------------------------------------------------      -------

  (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt


See accompanying notes to financial statements.                               11

SCHEDULE OF INVESTMENTS (unaudited)                       Jundt Opportunity Fund
                                                                   June 30, 2004


COMMON STOCKS
Industry Description and Issue                   Number of Shares            Cost    Market Value (a)
--------------------------------------------   ------------------   -------------   -----------------
BIOTECHNOLOGY (14.6%)
-------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                     38,300         $2,320,912        $2,090,031
   Cephalon, Inc. (b)                                 23,300          1,316,428         1,258,200
   Exelixis, Inc. (b)                                149,300          1,225,710         1,506,437
   MGI Pharma, Inc. (b)                               50,000          1,208,598         1,350,500
                                                                     ----------        ----------
                                                                      6,071,648         6,205,168
                                                                     ----------        ----------
CABLE (16.1%)
-------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)       839,700          2,325,150         3,291,624
   Comcast Corporation -- Class A (b)                 71,900          1,831,386         1,985,159
   Cox Communications, Inc. -- Class A (b)            43,200          1,119,948         1,200,528
   Mediacom Communications Corporation (b)            50,700            276,783           396,474
                                                                     ----------        ----------
                                                                      5,553,267         6,873,785
                                                                     ----------        ----------
CELLULAR SERVICES (7.8%)
-------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)         86,600          2,111,009         2,308,756
   Nextel Partners, Inc. -- Class A (b)               65,100            881,305         1,036,392
                                                                     ----------        ----------
                                                                      2,992,314         3,345,148
                                                                     ----------        ----------
COMPUTER HARDWARE (2.2%)
-------------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                            44,000          1,067,593           954,360
                                                                     ----------        ----------
                                                                      1,067,593           954,360
                                                                     ----------        ----------
COMPUTER SERVICES/SOFTWARE (11.5%)
-------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                      499,100          5,794,469         2,380,707
   iPass Inc. (b)                                    130,800          1,775,832         1,385,172
   Microsoft Corporation                              39,400          1,041,622         1,126,297
                                                                     ----------        ----------
                                                                      8,611,923         4,892,176
                                                                     ----------        ----------
DISCOUNT (6.7%)
-------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                        4,700            175,739           193,029
   The Home Depot, Inc.                                2,400             76,372            84,480
   Target Corporation                                 32,400          1,420,493         1,376,028
   Wal-Mart Stores, Inc.                              22,900          1,217,053         1,207,279
                                                                     ----------        ----------
                                                                      2,889,657         2,860,816
                                                                     ----------        ----------
INTERNET SERVICES (2.9%)
-------------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                       9,200            811,639           845,940
   InterActiveCorp (b)                                13,400            422,325           403,876
                                                                     ----------        ----------
                                                                      1,233,964         1,249,816
                                                                     ----------        ----------

See accompanying notes to schedule of investments.                            12

SCHEDULE OF INVESTMENTS (unaudited) (continued)           Jundt Opportunity Fund
                                                                   June 30, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                          Number of Shares               Cost    Market Value (a)
---------------------------------------------------   ------------------   ----------------   -----------------
MEDICAL DEVICES (5.6%)
--------------------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                         36,900           $   1,495,335       $  1,579,320
   C.R. Bard, Inc.                                            8,800                 474,886            498,520
   Zimmer Holdings, Inc. (b)                                  3,700                 155,756            326,340
                                                                              -------------       ------------
                                                                                  2,125,977          2,404,180
                                                                              -------------       ------------
NATIONAL RADIO (23.6%)
--------------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)(f)       368,300               2,514,420         10,050,907
                                                                              -------------       ------------
                                                                                  2,514,420         10,050,907
                                                                              -------------       ------------
PHARMACEUTICALS (7.0%)
--------------------------------------------------------------------------------------------------------------------
   Forest Laboratories, Inc. (b)                             13,400                 852,556            758,842
   Sepracor Inc. (b)(e)                                      42,200               1,948,063          2,232,380
                                                                              -------------       ------------
                                                                                  2,800,619          2,991,222
                                                                              -------------       ------------
SATELLITE TELEVISION (2.7%)
--------------------------------------------------------------------------------------------------------------------
   The DIRECTV Group, Inc. (b)                               37,785               1,025,407            646,124
   EchoStar Communications Corporation (b)                   16,300                 496,283            501,225
                                                                              -------------       ------------
                                                                                  1,521,690          1,147,349
                                                                              -------------       ------------
SEMICONDUCTORS (8.5%)
--------------------------------------------------------------------------------------------------------------------
   Intel Corporation                                         29,200                 774,836            805,920
   KLA-Tencor Corporation (b)                                40,000               1,846,878          1,975,200
   OmniVision Technologies, Inc. (b)                         52,500               1,233,553            837,375
                                                                              -------------       ------------
                                                                                  3,855,267          3,618,495
                                                                              -------------       ------------
TELECOMMUNICATIONS INFRASTRUCTURE (1.5%)
--------------------------------------------------------------------------------------------------------------------
   Openwave Systems Inc. (b)                                 51,400                 488,044            652,780
                                                                              -------------       ------------
                                                                                    488,044            652,780
                                                                              -------------       ------------
WIRELESS (2.2%)
--------------------------------------------------------------------------------------------------------------------
   SINA Corp (b)(g)                                          27,700               1,035,537            913,823
                                                                              -------------       ------------
                                                                                  1,035,537            913,823
                                                                              -------------       ------------
TOTAL COMMON STOCKS (112.9%)                                                     42,761,920         48,160,025
                                                                              =============       ============
   Total investments in securities (112.9%)                                   $  42,761,920(c)      48,160,025
                                                                              =============       ============
   Liabilities in excess of other assets (-12.9%)                                                   (5,516,853)
                                                                                                  ------------
NET ASSETS (100.0%)                                                                               $ 42,643,172
                                                                                                  ============

See accompanying notes to schedule of investments.                            13

SCHEDULE OF INVESTMENTS (unaudited) (concluded)           Jundt Opportunity Fund
                                                                   June 30, 2004

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2004, was $41,761,920. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      --------------------------------   ------------
      Gross unrealized appreciation      $ 11,116,474
      Gross unrealized depreciation        (5,718,369)
                                         ------------
      Net unrealized appreciation        $  5,398,105
      --------------------------------   ------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

                                BEGINNING      PURCHASE     SALES        ENDING       DIVIDEND     NET REALIZED
DESCRIPTION                        COST          COST        COST         COST         INCOME         LOSSES
---------------------------   -------------   ----------   -------   -------------   ----------   -------------
    Immersion Corporation      $5,794,469        $ --       $ --      $5,794,469        $ --           $ --
---------------------------    ----------        ----       ----      ----------        ----           ----
    Total                      $5,794,469        $ --       $ --      $5,794,469        $ --           $ --
===========================    ==========        ====       ====      ==========        ====           ====

  (e) Schedule of Options Written:

CONTRACTS (100 SHARES PER CONTRACT)                                         MARKET VALUE
------------------------------------------------------------------         -------------
    CALL OPTIONS
     Sepracor Inc.
    148     Expiration August 2004, Exercise Price $55.00                     $32,560
------------------------------------------------------------------------      -------
    148     Total Call Options Written (Premiums received $34,452)            $32,560
========================================================================      =======

  (f) Securities pledged, with a market value of $1,473,660, as collateral for the following short sales entered into as of June 30, 2004:


  SHARES   ISSUE          MARKET VALUE
---------- ------------- -------------
  50,000   Kyphon Inc.    $1,409,000
--------   -------------  ----------
  Total                   $1,409,000
========   =============  ==========

  (g) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

See accompanying notes to financial statements.                             14

SCHEDULE OF INVESTMENTS (unaudited)                       Jundt Twenty-Five Fund
                                                                   June 30, 2004


COMMON STOCKS
Industry Description and Issue                   Number of Shares           Cost    Market Value (a)
--------------------------------------------   ------------------   ------------   -----------------
BIOTECHNOLOGY (8.0%)
-------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                     10,500         $  644,258        $  572,985
   Flamel Technologies S.A. ADR (b)(e)                 4,300            124,236           105,909
   ImClone Systems Incorporated (b)                      600             48,044            51,474
                                                                     ----------        ----------
                                                                        816,538           730,368
                                                                     ----------        ----------
CABLE (20.8%)
-------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)       300,000            838,916         1,176,000
   Comcast Corporation -- Class A (b)                 16,500            393,156           455,565
   Cox Communications, Inc. -- Class A (b)            10,000            239,714           277,900
                                                                     ----------        ----------
                                                                      1,471,786         1,909,465
                                                                     ----------        ----------
CELLULAR SERVICES (7.1%)
-------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)         16,400            396,067           437,224
   Nextel Partners, Inc. -- Class A (b)               13,800            186,097           219,696
                                                                     ----------        ----------
                                                                        582,164           656,920
                                                                     ----------        ----------
COMPUTER HARDWARE (2.3%)
-------------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                             9,900            251,321           214,731
                                                                     ----------        ----------
                                                                        251,321           214,731
                                                                     ----------        ----------
COMPUTER SERVICES/SOFTWARE (10.7%)
-------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                      116,600          2,440,561           556,182
   iPass Inc. (b)                                     17,100            187,860           181,090
   Microsoft Corporation                               8,600            227,359           245,843
                                                                     ----------        ----------
                                                                      2,855,780           983,115
                                                                     ----------        ----------
DISCOUNT (6.9%)
-------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                        1,000             37,391            41,070
   The Home Depot, Inc.                                  700             22,274            24,640
   Target Corporation                                  7,200            315,656           305,784
   Wal-Mart Stores, Inc.                               5,000            265,752           263,615
                                                                     ----------        ----------
                                                                        641,073           635,109
                                                                     ----------        ----------
INTERNET SERVICES (3.0%)
-------------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                       2,000            176,443           183,900
   InterActiveCorp (b)                                 2,900             91,804            87,406
                                                                     ----------        ----------
                                                                        268,247           271,306
                                                                     ----------        ----------

See accompanying notes to schedule of investments.                            15

SCHEDULE OF INVESTMENTS (unaudited) (continued)           Jundt Twenty-Five Fund
                                                                   June 30, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                   Number of Shares           Cost    Market Value (a)
--------------------------------------------   ------------------   ------------   -----------------
MEDICAL DEVICES (5.6%)
-------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                  7,500          $  305,199        $  321,000
   C.R. Bard, Inc.                                    2,000             107,929           113,300
   Zimmer Holdings, Inc. (b)                            900              37,604            79,380
                                                                     ----------        ----------
                                                                        450,732           513,680
                                                                     ----------        ----------
NATIONAL RADIO (18.9%)
-------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)   63,480             691,712         1,732,369
                                                                     ----------        ----------
                                                                        691,712         1,732,369
                                                                     ----------        ----------
PHARMACEUTICALS (1.7%)
-------------------------------------------------------------------------------------------------------
   Forest Laboratories, Inc. (b)                      2,800             180,784           158,564
                                                                     ----------        ----------
                                                                        180,784           158,564
                                                                     ----------        ----------
RADIO (1.5%)
-------------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc.                 3,700             131,910           136,715
                                                                     ----------        ----------
                                                                        131,910           136,715
                                                                     ----------        ----------
SATELLITE TELEVISION (2.9%)
-------------------------------------------------------------------------------------------------------
   The DIRECTV Group, Inc. (b)                        9,384              95,880           160,466
   EchoStar Communications Corporation (b)            3,500             106,564           107,625
                                                                     ----------        ----------
                                                                        202,444           268,091
                                                                     ----------        ----------
SEMICONDUCTORS (3.3%)
-------------------------------------------------------------------------------------------------------
   Intel Corporation                                 11,000             291,318           303,600
                                                                     ----------        ----------
                                                                        291,318           303,600
                                                                     ----------        ----------
TOTAL COMMON STOCKS (92.7%)                                           8,835,809         8,514,033
                                                                     ==========        ==========

See accompanying notes to schedule of investments.                            16

SCHEDULE OF INVESTMENTS (unaudited) (concluded)           Jundt Twenty-Five Fund
                                                                   June 30, 2004


CALL OPTIONS PURCHASED
                                                          Contracts
                                                        (100 shares
Industry Description and Issue                        per contract)                Cost    Market Value (a)
-------------------------------------------------   ---------------     ---------------   -----------------
NATIONAL RADIO (2.0%)
--------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A
    Expiration July 2004, Exercise Price $25.00               712        $     251,600        $  181,560
                                                                         -------------        ----------
TOTAL CALL OPTIONS PURCHASED (2.0%)                                            251,600           181,560
                                                                         =============        ==========
   Total Investments in securities (94.7%)                               $   9,087,409 (c)     8,695,593
                                                                         =============
   Other assets in excess of liabilities (5.3%)                                                  485,096
                                                                                              ----------
NET ASSETS (100.0%)                                                                           $9,180,689
                                                                                              ==========

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2004, was $9,087,409. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      --------------------------------   ------------
      Gross unrealized appreciation      $  1,761,646
      Gross unrealized depreciation        (2,153,462)
                                         ------------
      Net unrealized depreciation        $   (391,816)
      --------------------------------   ------------

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

                                BEGINNING      PURCHASE       SALES          ENDING       DIVIDEND     NET REALIZED
DESCRIPTION                        COST          COST          COST           COST         INCOME         LOSSES
---------------------------   -------------   ----------   -----------   -------------   ----------   -------------
    Immersion Corporation      $2,728,333        $ --       $287,772      $2,440,561        $ --       $ (191,392)
---------------------------    ----------        ----       --------      ----------        ----       ----------
    Total                      $2,728,333        $ --       $287,772      $2,440,561        $ --       $ (191,392)
===========================    ==========        ====       ========      ==========        ====       ==========

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt

See accompanying notes to schedule of investments and financial statements.   17

SCHEDULE OF INVESTMENTS (unaudited)                    Jundt Mid-Cap Growth Fund
                                                                   June 30, 2004


COMMON STOCKS
Industry Description and Issue                    Number of Shares         Cost    Market Value (a)
---------------------------------------------   ------------------   ----------   -----------------
BIOTECHNOLOGY (6.7%)
------------------------------------------------------------------------------------------------------
   Angiotech Pharmaceuticals, Inc. (b)(e)               2,700         $ 42,429         $ 54,405
   Cephalon, Inc. (b)                                   2,000          110,833          108,000
   Geron Corporation (b)                                5,900           92,835           47,731
   NPS Pharmaceuticals, Inc. (b)                        8,100          240,695          170,100
   Telik, Inc. (b)                                      2,000           40,000           47,740
                                                                      --------         --------
                                                                       526,794          427,976
                                                                      --------         --------
CABLE (12.4%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)        166,800          530,891          653,856
   Insight Communications Company, Inc. (b)            15,000          206,378          138,900
                                                                      --------         --------
                                                                       737,269          792,756
                                                                      --------         --------
CELLULAR SERVICES (2.4%)
------------------------------------------------------------------------------------------------------
   Nextel Partners, Inc. -- Class A (b)                 9,600           51,620          152,832
                                                                      --------         --------
                                                                        51,620          152,832
                                                                      --------         --------
COMPUTER HARDWARE (6.7%)
------------------------------------------------------------------------------------------------------
   Cirrus Logic, Inc. (b)                              33,000          162,030          198,330
   Dot Hill Systems Corp. (b)                          11,200          164,717          125,552
   Network Appliance, Inc. (b)                          1,600           16,576           34,448
   SanDisk Corporation (b)                              3,300           87,167           71,577
                                                                      --------         --------
                                                                       430,490          429,907
                                                                      --------         --------
COMPUTER SERVICES/SOFTWARE (4.6%)
------------------------------------------------------------------------------------------------------
   iPass Inc. (b)                                      19,500          272,925          206,505
   Siebel Systems, Inc. (b)                             8,200           69,858           87,576
                                                                      --------         --------
                                                                       342,783          294,081
                                                                      --------         --------
ENERGY (2.6%)
------------------------------------------------------------------------------------------------------
   GlobalSantaFe Corporation (e)                        6,200          152,945          164,300
                                                                      --------         --------
                                                                       152,945          164,300
                                                                      --------         --------
INTERNET SERVICES (1.3%)
------------------------------------------------------------------------------------------------------
   j2 Global Communications, Inc. (b)                   3,100           84,704           86,180
                                                                      --------         --------
                                                                        84,704           86,180
                                                                      --------         --------

See accompanying notes to schedule of investments.                          18

SCHEDULE OF INVESTMENTS (unaudited) (continued)        Jundt Mid-Cap Growth Fund
                                                                   June 30, 2004


COMMON STOCKS (CONTINUED)
Industry Description and Issue                            Number of Shares         Cost    Market Value (a)
-----------------------------------------------------   ------------------   ----------   -----------------
MEDICAL DEVICES (1.6%)
--------------------------------------------------------------------------------------------------------------
   Align Technology, Inc. (b)                                  2,000          $ 21,030        $   38,000
   Cyberonics, Inc. (b)                                          600            19,080            20,016
   Zimmer Holdings, Inc. (b)                                     500            21,024            44,100
                                                                              --------        ----------
                                                                                61,134           102,116
                                                                              --------        ----------
MISCELLANEOUS (0.6%)
--------------------------------------------------------------------------------------------------------------
   Harman International Industries, Incorporated                 400             6,462            36,400
                                                                              --------        ----------
                                                                                 6,462            36,400
                                                                              --------        ----------
NATIONAL RADIO (24.1%)
--------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)            56,500           424,178         1,541,885
                                                                              --------        ----------
                                                                               424,178         1,541,885
                                                                              --------        ----------
PHARMACEUTICALS (6.7%)
--------------------------------------------------------------------------------------------------------------
   The Medicines Company (b)                                   3,300            63,737           100,683
   Sepracor Inc. (b)(d)                                        6,200           287,568           327,980
                                                                              --------        ----------
                                                                               351,305           428,663
                                                                              --------        ----------
RADIO (2.6%)
--------------------------------------------------------------------------------------------------------------
   Entravision Communications Corporation -- Class A (b)       1,200            10,542             9,216
   Spanish Broadcasting System, Inc. -- Class A (b)           17,300           152,869           161,063
                                                                              --------        ----------
                                                                               163,411           170,279
                                                                              --------        ----------
RESTAURANTS (7.8%)
--------------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)                     6,600           212,744           262,614
   P.F. Chang's China Bistro, Inc. (b)                         3,400           159,296           139,910
   Red Robin Gourmet Burgers Inc. (b)                          3,600            88,827            98,532
                                                                              --------        ----------
                                                                               460,867           501,056
                                                                              --------        ----------
SEMICONDUCTOR (4.1%)
--------------------------------------------------------------------------------------------------------------
   California Amplifier, Inc. (b)                             13,100           194,136            92,617
   ESS Technology, Inc. (b)                                    9,800           110,011           104,958
   Silicon Laboratories Inc. (b)                               1,400            75,640            64,890
                                                                              --------        ----------
                                                                               379,787           262,465
                                                                              --------        ----------
SUPERMARKETS (1.0%)
--------------------------------------------------------------------------------------------------------------
   Whole Foods Market, Inc.                                      700            37,139            66,815
                                                                              --------        ----------
                                                                                37,139            66,815
                                                                              --------        ----------

See accompanying notes to schedule of investments.                            19

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                       Jundt Mid-Cap Growth Fund
                                                                   June 30, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                       Number of Shares           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
WIRELESS (3.1%)
------------------------------------------------------------------------------------------------------------------------
   Linktone Ltd. (b)(e)                                                        5,500      $   58,037        $   60,225
   SINA Corp (b)(e)                                                            4,100         153,528           135,259
                                                                                          ----------        ----------
                                                                                             211,565           195,484
                                                                                          ----------        ----------
TOTAL COMMON STOCKS (88.3%)                                                                4,422,453         5,653,195
                                                                                          ==========        ==========

SHORT-TERM SECURITIES

Industry Description and Issue                                       Principal Amount           Cost    Market Value (a)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (10.0% )
------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 0.80%
    acquired on 6/30/04 and due 7/1/04 with proceeds of
    $641,014 collateralized by $641,000 FGLMC, 5.00%,
    due 4/1/2033, value including accrued interest, $654,201.              $641,000       $  641,000        $  641,000
                                                                                          ----------        ----------
TOTAL SHORT-TERM SECURITIES (10.0%)                                                          641,000           641,000
                                                                                          ==========        ==========
   Total investments in securities (98.3%)                                                $5,063,453 (c)     6,294,195
                                                                                          ==========
   Other assets in excess of liabilities (1.7%)                                                                108,954
                                                                                                            ----------
NET ASSETS (100.0%)                                                                                         $6,403,149
                                                                                                            ==========

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2004, was $5,063,453. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      -------------------------------    ----------
      Gross unrealized appreciation      $1,718,153
      Gross unrealized depreciation        (487,411)
                                         ----------
      Net unrealized appreciation        $1,230,742
      -------------------------------    ----------

  (d) Schedule of Options Written:


CONTRACTS (100 SHARES PER CONTRACT)                                          MARKET VALUE
-------------------------------------------------------------------------   -------------
  CALL OPTIONS
                  Sepracor Inc.
       22          Expiration August 2004, Exercise Price $55.00            $4,840
     ----         -------------------------------------------------------   ------
       22         Total Call Options Written (Premiums received $5,121)     $4,840
     ====         =======================================================   ======

  (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt


See accompanying notes to schedule of investments and financial statements.   20

SCHEDULE OF INVESTMENTS (unaudited)              Jundt Science & Technology Fund
                                                                   June 30, 2004


COMMON STOCKS
Industry Description and Issue                   Number of Shares         Cost    Market Value (a)
--------------------------------------------   ------------------   ----------   -----------------
BIOTECHNOLOGY (12.4%)
-----------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                     1,500          $ 90,269         $ 81,855
   EntreMed, Inc. (b)                                12,700            39,961           25,527
   NPS Pharmaceuticals, Inc. (b).                     1,800            53,488           37,800
                                                                     --------         --------
                                                                      183,718          145,182
                                                                     --------         --------
CABLE (12.3%)
-----------------------------------------------------------------------------------------------------
   Comcast Corporation -- Class A (b)                 3,600            99,936           99,396
   Mediacom Communications Corporation (b)            5,600            34,655           43,792
                                                                     --------         --------
                                                                      134,591          143,188
                                                                     --------         --------
COMPUTER HARDWARE (6.5%)
-----------------------------------------------------------------------------------------------------
   Cirrus Logic, Inc. (b)                             7,500            36,780           45,075
   Dot Hill Systems Corp. (b)                         1,400            20,725           15,694
   SanDisk Corporation (b)                              700            19,262           15,183
                                                                     --------         --------
                                                                       76,767           75,952
                                                                     --------         --------
COMPUTER SERVICES/SOFTWARE (13.7%)
-----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                      17,700           199,365           84,429
   iPass Inc. (b)                                     4,100            58,371           43,419
   Microsoft Corporation                              1,100            29,081           31,441
                                                                     --------         --------
                                                                      286,817          159,289
                                                                     --------         --------
INTERNET SERVICES (0.5%)
-----------------------------------------------------------------------------------------------------
   j2 Global Communications, Inc. (b)                   200             5,465            5,560
                                                                     --------         --------
                                                                        5,465            5,560
                                                                     --------         --------
MEDICAL DEVICES (11.0%)
-----------------------------------------------------------------------------------------------------
   Advanced Neuromodulation Systems, Inc. (b)           300             7,798            9,840
   Boston Scientific Corporation (b)                    800            33,313           34,240
   C.R. Bard, Inc.                                      200            10,793           11,330
   Cyberonics, Inc. (b)                                 100             3,180            3,336
   Intuitive Surgical, Inc. (b)                       2,750            40,600           52,250
   Zimmer Holdings, Inc. (b)                            200             8,439           17,640
                                                                     --------         --------
                                                                      104,123          128,636
                                                                     --------         --------
NATIONAL RADIO (23.4%)
-----------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)   10,000            43,607          272,900
                                                                     --------         --------
                                                                       43,607          272,900
                                                                     --------         --------

See accompanying notes to schedule of investments.                          21

SCHEDULE OF INVESTMENTS (unaudited) (continued)  Jundt Science & Technology Fund
                                                                   June 30, 2004


COMMON STOCKS (CONCLUDED)
Industry Description and Issue                         Number of Shares                   Cost    Market Value (a)
--------------------------------------------------   ------------------   --------------------   -----------------
PHARMACEUTICALS (7.1%)
---------------------------------------------------------------------------------------------------------------------
   The Medicines Company (b)                                1,000            $      18,066          $   30,510
   Sepracor Inc. (b)(e)                                     1,000                   45,842              52,900
                                                                             -------------          ----------
                                                                                    63,908              83,410
                                                                             -------------          ----------
SEMICONDUCTORS (10.7%)
---------------------------------------------------------------------------------------------------------------------
   ESS Technology, Inc. (b)                                 3,000                   33,677              32,130
   Intel Corporation                                          900                   23,850              24,840
   OmniVision Technologies, Inc. (b)                        1,600                   38,024              25,520
   Silicon Laboratories Inc. (b)                              900                   46,343              41,715
                                                                             -------------          ----------
                                                                                   141,894             124,205
                                                                             -------------          ----------
WIRELESS (3.3%)
---------------------------------------------------------------------------------------------------------------------
   Linktone Ltd. ADR (b)(f)                                 1,100                   11,598              12,045
   SINA Corp (b)(f)                                           800                   29,533              26,392
                                                                             -------------          ----------
                                                                                    41,131              38,437
                                                                             -------------          ----------
TOTAL COMMON STOCKS (100.9%)                                                     1,082,021           1,176,759
                                                                             =============          ==========
   Total investments in securities (100.9%)                                  $   1,082,021 (c)       1,176,759
                                                                             =============
   Liabilities in excess of other assets (-0.9%)                                                       (10,066)
                                                                                                    ----------
NET ASSETS (100.0%)                                                                                 $1,166,693
                                                                                                    ==========

Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2004, was $1,082,021. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

      -------------------------------    ----------
      Gross unrealized appreciation      $  296,811
      Gross unrealized depreciation        (202,073)
                                         ----------
      Net unrealized appreciation        $   94,738
      -------------------------------    ----------


See accompanying notes to schedule of investments and financial statements.   22

SCHEDULE OF INVESTMENTS (unaudited) (concluded)  Jundt Science & Technology Fund
                                                                   June 30, 2004

  (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Jundt Science & Technology Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

                               BEGINNING     PURCHASE       SALES        ENDING      DIVIDEND     NET REALIZED
DESCRIPTION                       COST         COST         COST          COST        INCOME         LOSSES
---------------------------   -----------   ----------   ----------   -----------   ----------   -------------
    Immersion Corporation      $270,453        $ --       $71,088      $199,365        $ --        $ (27,669)
---------------------------    --------        ----       -------      --------        ----        ---------
    Total                      $270,453        $ --       $71,088      $199,365        $ --        $ (27,669)
===========================    ========        ====       =======      ========        ====        =========

  (e) Schedule of Options Written:

      CONTRACTS (100 SHARES PER CONTRACT)                           MARKET VALUE
      -----------------------------------------------------------   ------------
      CALL OPTIONS
           Sepracor Inc.
      4     Expiration August 2004, Exercise Price $55.00               $880
      -----------------------------------------------------------       ----
      4     Total Call Options Written (Premiums received $931)         $880
      ===========================================================       ====

  (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

      ADR -- American Depository Receipt


See accompanying notes to financial statements.                               23

FINANCIAL STATEMENTS (unaudited)                                   June 30, 2004


STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                       Jundt
                                                                                      Jundt        U.S. Emerging
                                                                                   Growth Fund      Growth Fund
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2)
    including repurchase agreements of $2,911,000, $2,567,000, $0, $0,
    $641,000 and $0, respectively (identified cost: $21,038,646, $21,098,215,
    $36,967,451, $6,646,848, $5,063,453 and $882,656, respectively)                $22,450,654     $28,675,340
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $0, $4,415,582, $5,794,469, $2,440,561, $0 and
    $199,365 respectively)                                                                  --       1,797,336
   Cash                                                                                     --           2,562
   Receivable for securities sold                                                      612,013           7,741
   Receivable for capital shares sold                                                      200           2,265
   Receivable from brokers for proceeds on securities sold short                            --              --
   Dividends and accrued interest receivable                                             2,560              57
   Prepaid expenses and other assets                                                    27,025          21,656
                                                                                   -----------     -----------
   Total assets                                                                     23,092,452      30,506,957
                                                                                   -----------     -----------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds -- $0, $0,
    $1,357,664, $0, $0 and $0, respectively)                                                --              --
   Options written, at market value (premiums received -- $18,390, $24,675,
    $34,452, $0, $5,121, and $931 respectively)                                         17,380          23,320
   Cash overdraft                                                                        5,972              --
   Loans payable (note 5)                                                                   --              --
   Payable for securities purchased                                                    442,558              --
   Payable for capital shares redeemed                                                  29,638          26,919
   Accrued investment advisory fee                                                      18,236          24,607
   Accrued administration fee                                                            8,602          11,801
   Accrued distribution fee                                                              1,158          17,035
   Interest payable (note 5)                                                                --              --
   Other accrued expenses and liabilities                                               58,727          61,135
                                                                                   -----------     -----------
   Total liabilities                                                                   582,271         164,817
                                                                                   -----------     -----------
   Net assets applicable to outstanding capital stock                              $22,510,181     $30,342,140
                                                                                   ===========     ===========

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               24

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2004


            Jundt           Jundt           Jundt             Jundt
         Opportunity     Twenty-Five       Mid-Cap          Science &
             Fund            Fund        Growth Fund     Technology Fund
------------------------------------------------------------------------

------------------------------------------------------------------------

         $45,779,318     $8,139,411      $6,294,195        $1,092,330


           2,380,707        556,182              --            84,429
                  --        474,077             101               486
             855,526        234,894         113,391            81,739
                 106             --              --                --
           1,696,760          1,186              --               138
                  --            370             324                --
              16,245         17,702          25,563            24,186
         -----------     ----------      ----------        ----------
          50,728,662      9,423,822       6,433,574         1,283,308
         -----------     ----------      ----------        ----------

------------------------------------------------------------------------

           1,409,000             --              --                --

              32,560             --           4,840               880
               4,747             --              --                --
           5,582,000             --              --           100,400
             841,181        179,715              --                --
              40,206          5,780           1,181               803
              44,802          9,585           6,659             1,233
              16,074          5,929           2,533             2,437
              20,030          4,306           3,032               418
              14,813             --              --               506
              80,077         37,818          12,180             9,938
         -----------     ----------      ----------        ----------
           8,085,490        243,133          30,425           116,615
         -----------     ----------      ----------        ----------
         $42,643,172     $9,180,689      $6,403,149        $1,166,693
         ===========     ==========      ==========        ==========

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               25

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2004


STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                                                        Jundt
                                                                                     Jundt          U.S. Emerging
                                                                                  Growth Fund        Growth Fund
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                        $  41,510,964     $  66,698,059
   Accumulated net investment loss                                                    (172,855)         (865,102)
   Accumulated net realized loss on investments                                    (20,240,946)      (40,451,051)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                      1,412,008         4,958,879
    Short sale positions                                                                    --                --
    Written options                                                                      1,010             1,355
                                                                                 -------------     -------------
   Total, representing net assets applicable to outstanding capital stock        $  22,510,181     $  30,342,140
                                                                                 =============     =============
   Net assets applicable to outstanding Class A shares                           $     702,958     $   9,276,998
                                                                                 =============     =============
   Net assets applicable to outstanding Class B shares                           $     993,954     $  13,250,329
                                                                                 =============     =============
   Net assets applicable to outstanding Class C shares                           $     261,454     $   6,068,490
                                                                                 =============     =============
   Net assets applicable to outstanding Class I shares                           $  20,551,815     $   1,746,323
                                                                                 =============     =============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
----------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    100,424; 740,232; 1,049,037; 192,882; 421,108 and 68,902, respectively       $        7.00     $       12.53
                                                                                 =============     =============
   Class B shares of capital stock outstanding:
   155,660; 1,130,007; 1,348,767; 466,894; 333,758 and 26,969, respectively      $        6.39     $       11.73
                                                                                 =============     =============
   Class C shares of capital stock outstanding:
   40,713; 517,957; 612,875; 189,352; 45,876 and 48,036, respectively            $        6.42     $       11.72
                                                                                 =============     =============
   Class I shares of capital stock outstanding:
   2,849,440; 134,601; 719,679; 331,904; 10,875 and 61,011, respectively         $        7.21     $       12.97
                                                                                 =============     =============



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2004


             Jundt             Jundt             Jundt              Jundt
          Opportunity       Twenty-Five         Mid-Cap           Science &
              Fund              Fund          Growth Fund      Technology Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
         $ 102,909,002     $  32,902,304     $ 14,578,287       $  5,987,414
              (622,748)         (165,514)        (125,241)           (50,795)
           (64,991,743)      (23,164,285)      (9,280,920)        (4,864,715)

             5,398,105          (391,816)       1,230,742             94,738
               (51,336)               --               --                 --
                 1,892                --              281                 51
         -------------     -------------     ------------       ------------
         $  42,643,172     $   9,180,689     $  6,403,149       $  1,166,693
         =============     =============     ============       ============
         $  12,310,420     $   1,542,580     $  3,369,359       $    395,345
         =============     =============     ============       ============
         $  14,949,927     $   3,501,158     $  2,589,799       $    150,217
         =============     =============     ============       ============
         $   6,767,270     $   1,430,662     $    355,987       $    267,620
         =============     =============     ============       ============
         $   8,615,555     $   2,706,289     $     88,004       $    353,511
         =============     =============     ============       ============

-------------------------------------------------------------------------------

         $       11.73     $        8.00     $       8.00       $       5.74
         =============     =============     ============       ============

         $       11.08     $        7.50     $       7.76       $       5.57
         =============     =============     ============       ============

         $       11.04     $        7.56     $       7.76       $       5.57
         =============     =============     ============       ============

         $       11.97     $        8.15     $       8.09       $       5.79
         =============     =============     ============       ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                             27

FINANCIAL STATEMENTS (unaudited) (continued)                    Six Months Ended
                                                                   June 30, 2004

STATEMENTS OF OPERATIONS

                                                                      Jundt
                                                     Jundt        U.S. Emerging
                                                  Growth Fund      Growth Fund
--------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------
   Interest                                       $   95,213       $    6,902
   Dividends                                          37,938               --
   Other Income                                        1,900            6,605
                                                  ----------       ----------
                                                     135,051           13,507
                                                  ----------       ----------
EXPENSES (NOTE 4)
--------------------------------------------------------------------------------
   Investment advisory fees                          119,316          164,616
   Transfer agent fees                                42,298           66,046
   Administrative fees                                23,488           32,406
   Accounting fees                                    26,700           27,908
   Registration fees                                  22,066           15,920
   Legal fees                                         14,806           19,018
   Reports to shareholders                             7,240            8,654
   Directors' fees                                    11,466           14,924
   Custodian fees                                      5,732            5,186
   Audit fees                                         10,454           14,262
   Account maintenance fees:
    Class A                                              905           12,398
    Class B                                            1,365           17,745
    Class C                                              345            8,638
   Distribution fees:
    Class B                                            4,094           53,236
    Class C                                            1,034           25,914
   Other                                              10,534           13,960
                                                  ----------       ----------
    Total expenses before interest                   301,843          500,831
   Interest expense (note 5)                              --               --
   Dividends on short sale positions                   6,063               --
                                                  ----------       ----------
    Total expenses after interest expense and
     dividends on short sale positions               307,906          500,831
                                                  ----------       ----------
   Net investment income (loss)                     (172,855)        (487,324)
                                                  ==========       ==========


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

     FINANCIAL STATEMENTS (unaudited) (continued)               Six Months Ended
                                                                   June 30, 2004

            Jundt           Jundt           Jundt             Jundt
         Opportunity     Twenty-Five       Mid-Cap          Science &
             Fund            Fund        Growth Fund     Technology Fund
------------------------------------------------------------------------

------------------------------------------------------------------------
         $  206,102      $   14,578      $    1,359        $      --
             32,112           9,199             401               91
             19,254           1,040             900              292
------------------------------------------------------------------------
            257,468          24,817           2,660              383
------------------------------------------------------------------------

------------------------------------------------------------------------
            297,121          66,031          44,737            9,764
             66,270          18,378           9,372            2,362
             43,336          10,374           6,370            1,726
             48,528          11,560           7,736            2,638
             14,926          15,298          14,746           15,384
             24,204           7,732           4,104            1,546
             10,186           6,282           1,730              728
             19,016           5,190           3,190            1,002
              6,370           4,724           4,818            4,730
             19,182           4,442           2,908              818

             16,490           2,163           4,457              588
             19,481           5,081           3,453              211
              9,171           2,039             550              421

             58,441          15,242          10,358              634
             27,512           6,118           1,649            1,263
             16,744           9,648           6,646            5,278
-----------------------------------------------------------------------
            696,978         190,302         126,824           49,093
             41,605              29           1,077            2,085
              3,192              --              --               --
-----------------------------------------------------------------------

            741,775         190,331         127,901           51,178
-----------------------------------------------------------------------
           (484,307)       (165,514)       (125,241)         (50,795)
=======================================================================

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                             29

FINANCIAL STATEMENTS (unaudited) (continued)                    Six Months Ended
                                                                   June 30, 2004

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                                Jundt
                                                                              Jundt         U.S. Emerging
                                                                           Growth Fund       Growth Fund
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of
     affiliated issuers of $0, ($413,572), $0, ($191,392), $0 and $0,
     respectively)                                                           1,619,628          704,569
    Short sale transactions                                                         --         (645,226)
    Written options contracts                                                 (452,596)              --
    Futures contracts closed                                                  (144,896)        (302,320)
                                                                             ---------         --------
     Net realized gain (loss)                                                1,022,136         (242,977)
                                                                             ---------         --------
    Change in unrealized appreciation (depreciation) on:
    Long transactions (including appreciation (depreciation) due to investments of affiliated issuers of $0, $118,332, ($633,938),
     $89,494, $0 and $22,237, respectively)                                 (1,244,706)      (1,490,910)
    Short sale transactions                                                         --        1,281,865
    Written option contracts                                                  (114,204)          72,889
    Futures contracts                                                          685,729        1,377,406
                                                                            ----------       ----------
     Net unrealized gain (loss) on investments                                (673,181)       1,241,250
                                                                            ----------       ----------
   Net realized and unrealized gain on investments                             348,955          998,273
                                                                            ----------       ----------
   Net increase (decrease) in net assets resulting from operations             176,100          510,949
                                                                            ==========       ==========



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

FINANCIAL STATEMENTS (unaudited) (continued)                    Six Months Ended
                                                                   June 30, 2004

             Jundt            Jundt           Jundt             Jundt
          Opportunity      Twenty-Five       Mid-Cap          Science &
              Fund             Fund        Growth Fund     Technology Fund
--------------------------------------------------------------------------

--------------------------------------------------------------------------


            4,040,020         112,596         491,201          178,961
           (1,353,870)        (98,567)       (112,397)         (26,161)
                   --        (254,209)             --               --
              (23,113)       (107,696)        (47,714)          (8,594)
--------------------------------------------------------------------------
            2,663,037        (347,876)        331,090          144,206
--------------------------------------------------------------------------



           (3,630,841)         61,574        (785,936)        (278,426)
            2,125,023         139,775         251,861           74,499
                1,892              --          14,752            4,146
            1,464,791         361,481         262,931           65,146
--------------------------------------------------------------------------
              (39,135)        562,830        (256,392)        (134,635)
--------------------------------------------------------------------------
            2,623,902         214,954          74,698            9,571
--------------------------------------------------------------------------
            2,139,595          49,440         (50,543)         (41,224)
==========================================================================



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Jundt U.S. Emerging
                                                    Jundt Growth Fund                     Growth Fund
                                            ---------------------------------   --------------------------------
                                               Six months                          Six months
                                                 ended                               ended
                                                6/30/04          Year ended         6/30/04         Year ended
                                              (unaudited)         12/31/03        (unaudited)        12/31/03
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
   Net investment loss                       $   (172,855)     $    (26,875)     $   (487,324)     $   (981,544)
   Net realized gain (loss) from
    investment transactions                     1,022,136        (2,893,568)         (242,977)       (5,887,650)
   Change in unrealized appreciation
    (depreciation)                               (673,181)        8,111,909         1,241,250        18,855,870
                                             ------------      ------------      ------------      ------------
   Net increase (decrease) in net assets
    resulting from operations                     176,100         5,191,466           510,949        11,986,676
                                             ------------      ------------      ------------      ------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                 45,582           129,226           944,896         2,717,926
    Class B shares                                  9,500           190,309           540,245         1,606,887
    Class C shares                                  5,760            20,525            98,226           688,094
    Class I shares                                  1,131             6,377             2,394               184
   Cost of shares redeemed:
    Class A shares                                (62,078)         (319,709)       (1,935,747)       (5,963,100)
    Class B shares                               (283,674)         (282,788)       (2,012,735)       (3,935,249)
    Class C shares                                (35,081)          (90,720)       (1,412,183)       (2,271,741)
    Class I shares                             (3,427,016)       (4,635,923)         (593,871)       (1,564,942)
                                             ------------      ------------      ------------      ------------
   Net decrease in net assets
    from capital share transactions            (3,745,876)       (4,982,703)       (4,368,775)       (8,721,941)
                                             ============      ============      ============      ============



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               32

                                                                             Jundt Mid-Cap               Jundt Science &
           Jundt Opportunity Fund          Jundt Twenty-Five Fund             Growth Fund                Technology Fund
      -------------------------------- ------------------------------ ---------------------------- ----------------------------
         Six months                       Six months                    Six months                   Six months
           ended                            ended                         ended                        ended
          6/30/04        Year ended        6/30/04       Year ended      6/30/04      Year ended      6/30/04      Year ended
        (unaudited)       12/31/03       (unaudited)      12/31/03     (unaudited)     12/31/03     (unaudited)     12/31/03
      --------------- ---------------- --------------- -------------- ------------- -------------- ------------- --------------
       $   (484,307)   $    (210,767)   $   (165,514)   $   (334,213)  $ (125,241)   $   (306,573)  $  (50,795)   $   (201,811)

          2,663,037      (10,138,920)       (347,876)     (3,467,597)     331,090        (274,129)     144,206      (1,205,660)

            (39,135)      25,323,377         562,830       6,134,426     (256,392)      2,794,855     (134,635)      1,876,089
       ------------    -------------    ------------    ------------   ----------    ------------   ----------    ------------

          2,139,595       14,973,690          49,440       2,332,616      (50,543)      2,214,153      (41,224)        468,618
       ------------    -------------    ------------    ------------   ----------    ------------   ----------    ------------


            675,704        3,745,920           9,742         117,728       57,121          71,465       11,641       2,686,972
            479,027        1,305,349          15,617         144,714       57,483         100,852          300           8,226
            474,043        1,114,461           5,061         121,921          189          79,017        3,743             800
             56,653           22,033              --              --        3,382           9,140           --              --

         (2,846,463)      (4,085,620)       (570,463)     (1,140,610)    (450,649)       (861,109)    (108,679)     (3,186,970)
         (1,747,995)      (2,813,697)       (906,002)     (1,175,362)    (330,223)       (537,791)     (21,321)       (224,913)
         (1,622,088)      (2,460,175)       (454,573)       (980,446)    (174,440)       (257,471)    (187,970)       (158,342)
         (2,826,131)      (1,210,788)        (29,375)       (770,030)     (46,238)        (71,470)    (227,305)        (30,610)
       ------------    -------------    ------------    ------------   ----------    ------------   ----------    ------------

         (7,357,250)      (4,382,517)     (1,929,993)     (3,682,085)    (883,375)     (1,467,367)    (529,591)       (904,837)
       ============    =============    ============    ============   ==========    ============   ==========    ============


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               33

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                     Jundt U.S. Emerging
                                                  Jundt Growth Fund                      Growth Fund
                                          ---------------------------------   ----------------------------------
                                             Six months                          Six months
                                                ended                               ended
                                               6/30/04         Year ended          6/30/04          Year ended
                                             (unaudited)        12/31/03         (unaudited)         12/31/03
----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets  $ (3,569,776)     $   208,763       $ (3,857,826)      $ 3,264,735
   Net assets at beginning of period          26,079,957       25,871,194         34,199,966        30,935,231
                                            ------------      -----------       ------------       -----------
   Net assets at end of period              $ 22,510,181      $26,079,957       $ 30,342,140       $34,199,966
                                            ============      ===========       ============       ===========
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
   Shares Sold:
    Class A shares                                 6,518           20,417             73,274           251,186
    Class B shares                                 1,465           30,378             44,422           152,384
    Class C shares                                   907            3,281              8,070            68,048
    Class I shares                                   157              933                181                14
   Shares redeemed:
    Class A shares                                (8,965)         (46,898)          (152,308)         (517,673)
    Class B shares                               (44,179)         (46,848)          (166,910)         (393,259)
    Class C shares                                (5,442)         (14,596)          (119,423)         (231,140)
    Class I shares                              (476,061)        (677,223)           (45,163)         (140,176)
                                            ------------      -----------       ------------       -----------
   Net decrease in shares outstanding           (525,600)        (730,556)          (357,857)         (810,616)
                                            ============      ===========       ============       ===========


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               34

                                                                            Jundt Mid-Cap                Jundt Science &
       Jundt Opportunity Fund           Jundt Twenty-Five Fund               Growth Fund                 Technology Fund
   ----------------------------------------------------------------------------------------------------------------------------
      Six months                      Six months                      Six months                    Six months
         ended                           ended                           ended                         ended
        6/30/04       Year ended        6/30/04        Year ended       6/30/04      Year ended       6/30/04      Year ended
      (unaudited)      12/31/03       (unaudited)       12/31/03      (unaudited)     12/31/03      (unaudited)     12/31/03
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
     $ (5,217,655)   $10,591,173     $ (1,880,553)    $ (1,349,469)   $ (933,918)    $  746,786     $ (570,815)    $ (436,219)
       47,860,827     37,269,654       11,061,242       12,410,711     7,337,067      6,590,281      1,737,508      2,173,727
-------------------------------------------------------------------------------------------------------------------------------
     $ 42,643,172    $47,860,827     $  9,180,689     $ 11,061,242    $6,403,149     $7,337,067     $1,166,693     $1,737,508
===============================================================================================================================


-------------------------------------------------------------------------------------------------------------------------------

           55,919        355,006            1,213           15,859         6,933          9,664          1,968        510,021
           42,238        134,466            2,058           20,054         7,157         13,788             51          1,667
           41,471        115,720              655           16,985            24         10,981            622            162
            4,534          2,204               --               --           367          1,233             --             --

         (239,705)      (399,550)         (69,632)        (148,856)      (55,873)      (120,733)       (18,179)      (599,680)
         (157,349)      (305,242)        (120,711)        (163,545)      (41,399)       (79,787)        (3,498)       (41,977)
         (146,883)      (260,962)         (58,992)        (134,136)      (21,957)       (36,789)       (31,360)       (29,762)
         (237,770)      (123,435)          (3,578)         (97,836)       (5,383)        (8,872)       (39,839)        (5,222)
-------------------------------------------------------------------------------------------------------------------------------
         (637,545)      (481,793)        (248,987)        (491,475)     (110,131)      (210,515)       (90,235)      (164,791)
===============================================================================================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               35

FINANCIAL STATEMENTS (unaudited) (concluded)
                                                                Six Months Ended
                                                                   June 30, 2004

STATEMENTS OF CASH FLOWS



                                                                                        Jundt
                                                   Jundt              Jundt           Science &
                                                Opportunity      Mid-Cap Growth       Technology
                                                    Fund              Fund               Fund
                                              ---------------   ----------------   ---------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
----------------------------------------------------------------------------------------------------------
   Sales of capital shares                     $   1,685,427      $    118,175      $     15,684
   Repurchases of capital shares                  (9,042,677)       (1,001,550)         (545,275)
   Net change in receivables/payables
    related to capital share transactions             41,954           (61,333)          (77,944)
                                               -------------      ------------      ------------
   Cash provided by capital share
    transactions                                  (7,315,296)         (944,708)         (607,535)
   Net borrowings (note 5)                         5,582,000                --          (127,600)
                                               -------------      ------------      ------------
                                               $  (1,733,296)     $   (944,708)     $   (735,135)
                                               -------------      ------------      ------------
CASH PROVIDED (USED) BY OPERATIONS:
----------------------------------------------------------------------------------------------------------
   Purchases of investments including
    short covers                                 (76,023,524)       (4,901,457)       (1,661,225)
   Proceeds from sales of investments
    including short sales                         59,068,360         4,526,454         2,037,742
                                               -------------      ------------      ------------
                                                 (16,955,164)         (375,003)          376,517
                                               -------------      ------------      ------------
   Change from futures contracts                     (23,113)          (47,714)           (8,594)
   Change in short-term investments                2,509,000          (128,000)               --
   Change from other trading activities           11,842,361         1,244,406           357,378
   Net investment loss                              (484,307)         (125,241)          (50,795)
   Net change in receivables/payables
    related to operations                          1,760,496          (132,240)          (92,055)
                                               -------------      ------------      ------------
                                                  15,604,437           811,211           205,934
                                               -------------      ------------      ------------
                                                  (1,350,727)          436,208           582,451
                                               -------------      ------------      ------------
   Net decrease in cash                           (3,084,023)         (508,500)         (152,684)
   Cash, beginning of period                       3,079,276           508,601           153,170
                                               -------------      ------------      ------------
   Cash, end of period                         $      (4,747)     $        101      $        486
                                               =============      ============      ============
   Supplemental information:
    Cash paid for interest                     $      27,367      $      1,013      $      1,854

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                             36

NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2004

1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.


Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Funds' Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.


All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.


As of June 30, 2004, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:


                                  Ownership of
                               Outstanding Shares
                              -------------------
Growth Fund                           17.3%
U.S. Emerging Growth Fund              4.4%
Opportunity Fund                      16.4%
Twenty-Five Fund                      28.8%
Mid-Cap Growth Fund                    0.9%
Science & Technology Fund             26.6%

The investment objective of each Fund is long-term capital appreciation, and each Fund's principal investment strategies are as follows:


o Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


o U.S. Emerging Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.


o Opportunity Fund -- emphasizes a core portfolio, in normal market conditions, of approximately 30 to 50 securities of

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004


  primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


o Twenty-Five Fund -- in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


o Mid-Cap Growth Fund -- in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


o Science & Technology Fund -- in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals, and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:


INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.


Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004


FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31, except Opportunity Fund and U.S. Emerging Growth Fund which have a tax year end of August 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.


Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales, net operating losses and differing fiscal and tax year ends. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.


As of December 31, 2003, the Funds have the following capital loss carryforwards:

                                                  Expiration
                                   Amount            Date
                              ----------------   -----------
Growth Fund                   (11,162,928)           2009
                               (3,706,846)           2010
                               (5,119,225)           2011

U.S. Emerging Growth Fund     (29,723,989)           2010
                               (5,240,630)           2011

Opportunity Fund               (2,929,189)           2009
                              (34,197,787)           2010
                              (17,646,662)           2011

Twenty-Five Fund              (12,534,074)           2009
                               (5,824,646)           2010
                               (3,230,307)           2011

Mid-Cap Growth Fund            (5,523,760)           2009
                               (3,388,508)           2010

Science & Technology Fund        (181,850)           2008
                               (2,003,160)           2009
                               (1,124,324)           2010
                               (1,521,436)           2011

It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.


REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.


The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.


INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market, and historically a significant portion of the Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund returns have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. Further, IPOs may not be consistently available to a Fund for investing. The impact of IPOs on the Funds' performance likely will decrease if the Funds' asset size increases, which could reduce the Funds' total returns over time.


DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.


OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options for purposes of attempting to increase investment returns.


The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004

increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.


When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.


FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


SHORT SALE TRANSACTIONS
Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2004, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.


In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box".


DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.


EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates (e.g. on assets, liabilities, and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004

3. INVESTMENT SECURITY TRANSACTIONS
For the six months ended June 30, 2004, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:


                                   Cost of         Proceeds
                                  Purchases       from Sales
                               --------------   --------------
Growth Fund
   Long-term investment
    transactions               $26,339,606      $25,204,947
   Short sale transactions              --               --
Opportunity Fund
   Long-term investment
    transactions               $51,742,797      $48,185,542
   Short sale transactions     $24,280,727      $10,882,818
Twenty-Five Fund
   Long-term investment
    transactions               $ 8,258,306      $ 9,125,829
   Short sale transactions     $   651,023      $   183,483
U.S. Emerging Growth Fund
   Long-term investment
    transactions               $ 8,154,983      $12,238,884
   Short sale transactions     $ 6,521,089      $   760,156
Mid-Cap Growth Fund
   Long-term investment
    transactions               $ 3,605,123      $ 4,526,454
   Short sale transactions     $ 1,296,334      $   170,518
Science & Technology Fund
   Long-term investment
    transactions               $ 1,143,203      $ 1,845,694
   Short sale transactions     $   518,022      $   192,048
----------------------------   -----------      -----------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates: Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund -- 1.3% of each Fund's average daily net assets.


Effective October 1, 2003, the Company and other fund companies managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.


Administration fees are based on 0.16% of average daily net assets, subject to a $260,000 minimum Fund Complex fee. Transfer agent fees are based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $270,000 minimum Fund Complex fee. Fund accounting fees are $285,000 on the first $170 million of net assets for the Fund Complex. Fund accounting fees on net assets in excess of $170 million are subject to a reduced fee schedule.


During the period ended June 30, 2004, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.


Under the previous agreements, the Funds paid USBFS an annual administration fee of 0.11% of average daily net assets subject to a minimum of $45,000 per Fund, a transfer agent fee of $16.00 per account subject to minimum of $12,000 per Fund, and a fund accounting fee equal to $45,000 per Fund.


The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:


               Account
             Maintenance     Distribution
                 Fee             Fee
            -------------   -------------
Class A          0.25%             --
Class B          0.25%           0.75%
Class C          0.25%           0.75%
=========        ====            ====

In addition to the investment management fee, the administration fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses; including directors' fees and expenses; custodian fees;

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004


registration fees; printing and shareholder reports; fees and expenses for legal, auditing and accounting services; insurance; and other miscellaneous expenses.


Sales of Class A shares, and certain sales of the Growth Fund Class I shares, are subject to a maximum initial sales charge of 5.75%. The sales charge decreases as the size of the purchase increases. Class B shares are not charged an initial sales charge; however they are subject to a deferred sales charge of up to 6.0% (imposed on the value of the purchased shares or the value at the time of redemption, whichever is less) if redeemed within seven years of purchase. The deferred sales charge decreases as the investment time of the purchase increases. Class C shares are not charged an initial sales charge; however they are subject to a deferred sales charge of 1.5% of redemption proceeds if redeemed within eighteen months of purchase.


For the six months ended June 30, 2004 the Distributor received revenues of $308,877, $4,930 and $42,152 for distribution fees, front-end sales charges and contingent deferred sales charges respectively.


Legal fees of $14,806 for the six months ended June 30, 2004, for Growth Fund, $19,018 for U.S. Emerging Growth Fund, $24,204 for Opportunity Fund, $7,732 for Twenty-Five Fund, $4,104 for Mid-Cap Growth Fund and $1,546 for Science & Technology Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.


Each of the directors of the Company and Growth Fund is also a director of one other fund company managed by the Adviser. The Company, Growth Fund and the other fund company managed by the Adviser each pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company, Growth Fund and the other fund company managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the six months ended June 30, 2004, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses) except for two directors who received $9,000 each. No compensation is paid to officers or directors who are affiliated with the Adviser.

5. BANK BORROWING
Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund entered into a joint Line of Credit Agreement with U.S.Bank, N.A., Wisconsin, for an amount not to exceed in the aggregate $25,000,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2004, Opportunity Fund's average daily balance of loans outstanding was $1,930,835 at a weighted average interest rate of 4.00%. The maximum amount of loans outstanding with respect to Opportunity Fund at any time during the period was $6,911,000, or 11.09% of its total assets. The loans were collateralized by certain Opportunity Fund investments. Twenty-Five Fund's average daily balance of loans outstanding was $1,363 at a weighted average interest rate of 4.00%. The maximum amount of loans outstanding with respect to Twenty-Five Fund at any time during the period was $120,000, or 1.30% of its total assets. The loans were collateralized by certain Twenty-Five Fund investments. Mid-Cap Growth Fund's average daily balance of loans outstanding was $50,104 at a weighted average interest rate of 4.00%. The maximum amount of loans outstanding with respect to Mid-Cap Growth Fund at any time during the period was $792,000, or 9.65% of its total assets. The loans were collateralized by certain Mid-Cap Growth Fund investments. Science & Technology Fund's average daily balance of loans outstanding was $97,029 at a weighted average interest rate of 4.00%. The maximum amount of loans outstanding with respect to Science & Technology Fund at any time during the period was $368,000, or 12.92% of its total assets. The loans were collateralized by certain Science & Technology Fund investments. As of June 30, 2004 the outstanding loan balances were $5,582,000 for Opportunity Fund, $0 for Twenty-Five Fund, $0 for Mid-Cap Growth Fund, and $100,400 for Science & Technology Fund.


6. OPTION CONTRACTS WRITTEN
For Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, the premium amount and number of option contracts written during the six months ended June 30, 2004 were as follows:

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004


                               Premium        Number of
                                Amount        Contracts
                           ---------------   -----------
Growth Fund
   Options outstanding at
    December 31, 2003        $  269,204           531
   Options written            1,204,450         2,117
   Options closed            (1,455,264)       (2,569)
   Options exercised                 --            --
   Options expired                   --            --
                             ----------        ------
   Options outstanding at
    June 30, 2004            $   18,390            79
                             ==========        ======

                               Premium        Number of
                                Amount        Contracts
                           ---------------   -----------
U.S. Emerging Growth Fund
   Options outstanding at
    December 31, 2003        $169,506            262
   Options written             24,675            106
   Options closed                  --             --
   Options exercised         (169,506)          (262)
   Options expired                 --             --
                             --------           ----
   Options outstanding at
    June 30, 2004            $ 24,675            106
                             ========           ====

                               Premium        Number of
                                Amount        Contracts
                           ---------------   -----------
Opportunity Fund
   Options outstanding at
    December 31, 2003        $     0               0
   Options written            34,452             148
   Options closed                 --              --
   Options exercised              --              --
   Options expired                --              --
                             -------             ---
   Options outstanding at
    June 30, 2004            $34,452             148
                             =======             ===

                               Premium        Number of
                                Amount        Contracts
                           ---------------   -----------
Twenty-Five Fund
   Options outstanding at
    December 31, 2003        $      0              0
   Options written            508,644            874
   Options closed            (508,644)          (874)
   Options exercised               --             --
   Options expired                 --             --
                             --------           ----
   Options outstanding at
    June 30, 2004            $      0              0
                             ========           ====

                               Premium        Number of
                                Amount        Contracts
                           ---------------   -----------
Mid-Cap Growth Fund
   Options outstanding at
    December 31, 2003        $34,289             53
   Options written             5,121             22
   Options closed                 --             --
   Options exercised         (34,289)           (53)
   Options expired                --             --
                             -------            ---
   Options outstanding at
    June 30, 2004            $ 5,121             22
                             =======            ===

                               Premium        Number of
                                Amount        Contracts
                           ---------------   -----------
Science & Technology Fund
   Options outstanding at
    December 31, 2003        $9,705             15
   Options written              931              4
   Options closed                --             --
   Options exercised         (9,705)           (15)
   Options expired               --             --
                             ------            ---
   Options outstanding at
    June 30, 2004            $  931              4
                             ======            ===

7. FINANCIAL HIGHLIGHTS -- GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
                                         ----------- --------------- ---------------- ------------ --------------
GROWTH FUND
Class A
 Six months ended 06/30/04 (unaudited)    $  6.96         (0.06)             0.10           0.04           --
 Year ended 12/31/03                      $  5.76         (0.02)             1.22           1.20           --
 Year ended 12/31/02                      $  7.42         (0.07)            (1.59)         (1.66)          --
 Year ended 12/31/01                      $ 11.29         (0.13)            (2.75)         (2.88)       (0.99)
 Year ended 12/31/00                      $ 17.68         (0.21)            (2.50)         (2.71)       (3.68)
 Year ended 12/31/99                      $ 16.66         (0.18)             3.45           3.27        (2.25)
Class B
 Six months ended 06/30/04 (unaudited)    $  6.37         (0.08)             0.10           0.02           --
 Year ended 12/31/03                      $  5.32         (0.06)             1.11           1.05           --
 Year ended 12/31/02                      $  6.90         (0.11)            (1.47)         (1.58)          --
 Year ended 12/31/01                      $ 10.66         (0.19)            (2.58)         (2.77)       (0.99)
 Year ended 12/31/00                      $ 17.07         (0.32)            (2.41)         (2.73)       (3.68)
 Year ended 12/31/99                      $ 16.23         (0.30)             3.33           3.03        (2.19)
Class C
 Six months ended 06/30/04 (unaudited)    $  6.41         (0.08)             0.09           0.01           --
 Year ended 12/31/03                      $  5.35         (0.06)             1.12           1.06           --
 Year ended 12/31/02                      $  6.94         (0.11)            (1.48)         (1.59)          --
 Year ended 12/31/01                      $ 10.71         (0.19)            (2.59)         (2.78)       (0.99)
 Year ended 12/31/00                      $ 17.13         (0.33)            (2.41)         (2.74)       (3.68)
 Year ended 12/31/99                      $ 16.25         (0.30)             3.34           3.04        (2.16)
Class I
 Six months ended 06/30/04 (unaudited)    $  7.16         (0.05)             0.10           0.05           --
 Year ended 12/31/03                      $  5.92         (0.00)             1.24           1.24           --
 Year ended 12/31/02                      $  7.60         (0.06)            (1.62)         (1.68)          --
 Year ended 12/31/01                      $ 11.49         (0.11)            (2.79)         (2.90)       (0.99)
 Year ended 12/31/00                      $ 17.89         (0.17)            (2.55)         (2.72)       (3.68)
 Year ended 12/31/99                      $ 16.83         (0.14)             3.49           3.35        (2.29)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.86% for the Growth Fund.
(3) Adjusted to an annual basis.

                              Ratio to Average Net Assets
                  ----------------------------------------------------
        Ending
      Net Asset           Net                                                                 Portfolio    Net Assets at
      Value Per       Investment            Net             Gross              Total           Turnover    End of Period
        Share        Income (Loss)        Expenses         Expenses           Return(1)         Rate       (in thousands)
     -----------  ------------------  ---------------  ---------------  -------------------  -----------  ---------------
      $  7.00            (1.63)%(3)         2.77%(3)         2.77%(3)            0.57%            131%        $   703
      $  6.96            (0.29)%            2.55%            2.55%              20.83%            135%        $   716
      $  5.76            (1.15)%            2.55%            2.55%             (22.37)%(2)        215%        $   746
      $  7.42            (1.41)%            2.08%            2.08%             (25.38)%           146%        $ 1,982
      $ 11.29            (1.22)%            1.77%            1.77%             (15.61)%           165%        $ 2,162
      $ 17.68            (0.97)%            1.81%            1.81%              19.71%            127%        $ 2,880
      $  6.39            (2.38)%(3)         3.52%(3)         3.52%(3)            0.31%            131%        $   994
      $  6.37            (1.04)%            3.30%            3.30%              19.74%            135%        $ 1,264
      $  5.32            (1.90)%            3.30%            3.30%             (22.90)%(2)        215%        $ 1,143
      $  6.90            (2.16)%            2.83%            2.83%             (25.85)%           146%        $ 1,819
      $ 10.66            (1.97)%            2.52%            2.52%             (16.30)%           165%        $ 3,145
      $ 17.07            (1.70)%            2.56%            2.56%              18.72%            127%        $ 3,650
      $  6.42            (2.38)%(3)         3.52%(3)         3.52%(3)            0.16%            131%        $   261
      $  6.41            (1.04)%            3.30%            3.30%              19.81%            135%        $   290
      $  5.35            (1.90)%            3.30%            3.30%             (22.91)%(2)        215%        $   303
      $  6.94            (2.16)%            2.83%            2.83%             (25.83)%           146%        $   644
      $ 10.71            (1.97)%            2.52%            2.52%             (16.32)%           165%        $ 1,250
      $ 17.13            (1.72)%            2.56%            2.56%              18.82%            127%        $ 1,188
      $  7.21            (1.38)%(3)         2.52%(3)         2.52%(3)            0.70%            131%        $20,552
      $  7.16            (0.04)%            2.30%            2.30%              20.95%            135%        $23,810
      $  5.92            (0.90)%            2.30%            2.30%             (22.11)%(2)        215%        $23,680
      $  7.60            (1.16)%            1.83%            1.83%             (25.12)%           146%        $38,340
      $ 11.49            (0.97)%            1.52%            1.52%             (15.49)%           165%        $63,315
      $ 17.89            (0.77)%            1.56%            1.56%              19.97%            127%        $93,521

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- U.S. EMERGING GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
                                         ----------- --------------- ---------------- ------------ --------------
U.S. EMERGING GROWTH FUND
Class A
 Six months ended 06/30/04 (unaudited)     $ 12.34        (0.16)             0.35           0.19           --
 Year ended 12/31/03                       $  8.65        (0.26)             3.95           3.69           --
 Year ended 12/31/02                       $ 12.04        (0.23)            (3.16)         (3.39)          --
 Year ended 12/31/01                       $ 13.81        (0.19)            (1.58)         (1.77)          --
 Year ended 12/31/00                       $ 21.85        (0.20)            (5.83)         (6.03)       (2.01)
 Year ended 12/31/99                       $ 14.96        (0.08)             7.39           7.31        (0.42)
Class B
 Six months ended 06/30/04 (unaudited)     $ 11.59        (0.19)             0.33           0.14           --
 Year ended 12/31/03                       $  8.18        (0.32)             3.73           3.41           --
 Year ended 12/31/02                       $ 11.48        (0.29)            (3.01)         (3.30)          --
 Year ended 12/31/01                       $ 13.26        (0.27)            (1.51)         (1.78)          --
 Year ended 12/31/00                       $ 21.25        (0.35)            (5.63)         (5.98)       (2.01)
 Year ended 12/31/99                       $ 14.62        (0.19)             7.18           6.99        (0.36)
Class C
 Six months ended 06/30/04 (unaudited)     $ 11.58        (0.19)             0.33           0.14           --
 Year ended 12/31/03                       $  8.17        (0.32)             3.73           3.41           --
 Year ended 12/31/02                       $ 11.47        (0.29)            (3.01)         (3.30)          --
 Year ended 12/31/01                       $ 13.25        (0.27)            (1.51)         (1.78)          --
 Year ended 12/31/00                       $ 21.24        (0.35)            (5.63)         (5.98)       (2.01)
 Year ended 12/31/99                       $ 14.63        (0.19)             7.17           6.98        (0.37)
Class I
 Six months ended 06/30/04 (unaudited)     $ 12.76        (0.15)             0.36           0.21           --
 Year ended 12/31/03                       $  8.92        (0.23)             4.07           3.84           --
 Year ended 12/31/02                       $ 12.38        (0.21)            (3.25)         (3.46)          --
 Year ended 12/31/01                       $ 14.17        (0.17)            (1.62)         (1.79)          --
 Year ended 12/31/00                       $ 22.29        (0.14)            (5.97)         (6.11)       (2.01)
 Year ended 12/31/99                       $ 15.22        (0.04)             7.55           7.51        (0.44)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.79% for the U.S. Emerging Growth Fund.
(3) Adjusted to an annual basis.

                              Ratio to Average Net Assets
                  ----------------------------------------------------
        Ending
      Net Asset           Net                                                                 Portfolio    Net Assets at
      Value Per       Investment            Net             Gross              Total           Turnover    End of Period
        Share        Income (Loss)        Expenses         Expenses            Return(1)         Rate      (in thousands)
     -----------  ------------------  ---------------  ---------------  -------------------  -----------  ---------------
       $ 12.53           (2.49)%(3)         2.58%(3)         2.58%(3)            1.54%            28%         $ 9,277
       $ 12.34           (2.37)%            2.47%            2.47%              42.66%            62%         $10,110
       $  8.65           (2.29)%            2.61%            2.61%             (28.16)%(2)       104%         $ 9,389
       $ 12.04           (1.67)%            2.14%            2.14%             (12.82)%           86%         $23,300
       $ 13.81           (0.90)%            1.82%            1.82%             (27.21)%          112%         $38,791
       $ 21.85           (0.25)%            1.80%            2.13%              49.04%           248%         $34,531
       $ 11.73           (3.24)%(3)         3.33%(3)         3.33%(3)            1.21%            28%         $13,250
       $ 11.59           (3.12)%            3.22%            3.22%              41.69%            62%         $14,513
       $  8.18           (3.04)%            3.36%            3.36%             (28.75)%(2)       104%         $12,217
       $ 11.48           (2.42)%            2.89%            2.89%             (13.42)%           86%         $21,351
       $ 13.26           (1.65)%            2.57%            2.57%             (27.75)%          112%         $29,279
       $ 21.25           (1.00)%            2.55%            2.88%              47.96%           248%         $28,106
       $ 11.72           (3.24)%(3)         3.33%(3)         3.33%(3)            1.21%            28%         $ 6,069
       $ 11.58           (3.12)%            3.22%            3.22%              41.74%            62%         $ 7,286
       $  8.17           (3.04)%            3.36%            3.36%             (28.77)%(2)       104%         $ 6,478
       $ 11.47           (2.42)%            2.89%            2.89%             (13.43)%           86%         $13,006
       $ 13.25           (1.65)%            2.57%            2.57%             (27.76)%          112%         $19,627
       $ 21.24           (1.00)%            2.55%            2.88%              47.88%           248%         $18,450
       $ 12.97           (2.24)%(3)         2.33%(3)         2.33%(3)            1.65%            28%         $ 1,746
       $ 12.76           (2.12)%            2.22%            2.22%              43.05%            62%         $ 2,291
       $  8.92           (2.04)%            2.36%            2.36%             (27.95)%(2)       104%         $ 2,851
       $ 12.38           (1.42)%            1.89%            1.89%             (12.63)%           86%         $ 5,040
       $ 14.17           (0.65)%            1.57%            1.57%             (27.04)%          112%         $ 6,574
       $ 22.29            0.00%             1.55%            1.88%              49.51%           248%         $12,455

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
                                         ----------- --------------- ---------------- ------------ --------------
OPPORTUNITY FUND
Class A
 Six months ended 06/30/04 (unaudited)     $ 11.21        (0.10)             0.62           0.52           --
 Year ended 12/31/03                       $  7.84        (0.02)             3.39           3.37           --
 Year ended 12/31/02                       $ 11.73        (0.10)            (3.79)         (3.89)          --
 Year ended 12/31/01                       $ 16.84        (0.26)            (4.85)         (5.11)          --
 Year ended 12/31/00                       $ 21.42        (0.35)            (2.11)         (2.46)       (2.12)
 Year ended 12/31/99                       $ 15.84        (0.20)             5.92           5.72        (0.14)
Class B
 Six months ended 06/30/04 (unaudited)     $ 10.63        (0.14)             0.59           0.45           --
 Year ended 12/31/03                       $  7.49        (0.09)             3.23           3.14           --
 Year ended 12/31/02                       $ 11.29        (0.16)            (3.64)         (3.80)          --
 Year ended 12/31/01                       $ 16.34        (0.35)            (4.70)         (5.05)          --
 Year ended 12/31/00                       $ 21.00        (0.50)            (2.04)         (2.54)       (2.12)
 Year ended 12/31/99                       $ 15.60        (0.33)             5.81           5.48        (0.08)
Class C
 Six months ended 06/30/04 (unaudited)     $ 10.59        (0.14)             0.59           0.45           --
 Year ended 12/31/03                       $  7.46        (0.09)             3.22           3.13           --
 Year ended 12/31/02                       $ 11.25        (0.16)            (3.63)         (3.79)          --
 Year ended 12/31/01                       $ 16.28        (0.35)            (4.68)         (5.03)          --
 Year ended 12/31/00                       $ 20.93        (0.50)            (2.03)         (2.53)       (2.12)
 Year ended 12/31/99                       $ 15.56        (0.33)             5.80           5.47        (0.10)
Class I
 Six months ended 06/30/04 (unaudited)     $ 11.42        (0.09)             0.64           0.55           --
 Year ended 12/31/03                       $  7.97          0.01             3.44           3.45           --
 Year ended 12/31/02                       $ 11.89        (0.08)            (3.84)         (3.92)          --
 Year ended 12/31/01                       $ 17.03        (0.23)            (4.91)         (5.14)          --
 Year ended 12/31/00                       $ 21.58        (0.29)            (2.14)         (2.43)       (2.12)
 Year ended 12/31/99                       $ 15.93        (0.16)             5.98           5.82        (0.17)

(1) Excluding interest expense, net of reimbursement.
(2) Excluding interest expense, before reimbursement.
(3) Including interest expense, before reimbursement.
(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount of the Opportunity Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had each Fund not received this reimbursement, total return figures would have been lower by 0.28% for the Opportunity Fund.
(6) Adjusted to an annual basis.

                                     Ratio to Average Net Assets
   ------------------------------------------------------------------------------------
      Ending
    Net Asset          Net                                            Gross Expenses                      Portfolio   Net Assets at
    Value Per      Investment           Net            Gross            Including           Total          Turnover   End of Period
      Share       Income (Loss)     Expenses(1)     Expenses(2)     Interest Expense(3)   ()Return(4)        Rate     (in thousands)
   ----------- ------------------ --------------- --------------- --------------------- ---------------- ----------- ---------------
     $ 11.73          (1.80)%(6)        2.74%(6)        2.74%(6)           2.92%(6)           4.64%           113%       $12,310
     $ 11.21          (0.16)%           2.62%           2.62%              2.67%             42.98%           147%       $13,818
     $  7.84          (1.14)%           2.83%           2.83%              3.13%            (33.16)%(5)       302%       $10,018
     $ 11.73          (1.95)%           2.26%           2.26%              2.76%            (30.34)%          192%       $26,057
     $ 16.84          (1.56)%           2.07%           2.07%              2.19%            (11.70)%          286%       $55,499
     $ 21.42          (1.11)%           2.14%           2.29%              2.32%             36.11%           318%       $23,977
     $ 11.08          (2.55)%(6)        3.49%(6)        3.49%(6)           3.67%(6)           4.23%           113%       $14,950
     $ 10.63          (0.91)%           3.37%           3.37%              3.42%             41.92%           147%       $15,557
     $  7.49          (1.89)%           3.58%           3.58%              3.88%            (33.66)%(5)       302%       $12,246
     $ 11.29          (2.70)%           3.01%           3.01%              3.51%            (30.91)%          192%       $26,266
     $ 16.34          (2.31)%           2.82%           2.82%              2.94%            (12.31)%          286%       $37,654
     $ 21.00          (1.86)%           2.89%           3.04%              3.07%             35.10%           318%       $24,604
     $ 11.04          (2.55)%(6)        3.49%(6)        3.49%(6)           3.67%(6)           4.25%           113%       $ 6,767
     $ 10.59          (0.91)%           3.37%           3.37%              3.42%             41.96%           147%       $ 7,604
     $  7.46          (1.89)%           3.58%           3.58%              3.88%            (33.69)%(5)       302%       $ 6,444
     $ 11.25          (2.70)%           3.01%           3.01%              3.51%            (30.90)%          192%       $17,467
     $ 16.28          (2.31)%           2.82%           2.82%              2.94%            (12.31)%          286%       $27,188
     $ 20.93          (1.86)%           2.89%           3.04%              3.07%             35.13%           318%       $18,171
     $ 11.97          (1.55)%(6)        2.49%(6)        2.49%(6)           2.67%(6)           4.82%           113%       $ 8,616
     $ 11.42           0.09%            2.37%           2.37%              2.42%             43.29%           147%       $10,881
     $  7.97          (0.89)%           2.58%           2.58%              2.88%            (32.97)%(5)       302%       $ 8,561
     $ 11.89          (1.70)%           2.01%           2.01%              2.51%            (30.18)%          192%       $13,222
     $ 17.03          (1.31)%           1.82%           1.82%              1.94%            (11.48)%          286%       $19,603
     $ 21.58          (0.86)%           1.89%           2.04%              2.08%             36.55%           318%       $25,472

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- TWENTY-FIVE FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:



                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
                                         ----------- --------------- ---------------- ------------ --------------
TWENTY-FIVE FUND
Class A
 Six months ended 06/30/04 (unaudited)    $  7.96         (0.12)             0.16           0.04           --
 Year ended 12/31/03                      $  6.62         (0.17)             1.51           1.34           --
 Year ended 12/31/02                      $ 10.01         (0.16)            (3.23)         (3.39)          --
 Year ended 12/31/01                      $ 17.05         (0.19)            (3.81)         (4.00)       (3.04)
 Year ended 12/31/00                      $ 22.74         (0.45)            (3.91)         (4.36)       (1.33)
 Year ended 12/31/99                      $ 16.06         (0.17)             6.85           6.68           --
Class B
 Six months ended 06/30/04 (unaudited)    $  7.50         (0.14)             0.14            --            --
 Year ended 12/31/03                      $  6.28         (0.22)             1.44           1.22           --
 Year ended 12/31/02                      $  9.56         (0.21)            (3.07)         (3.28)          --
 Year ended 12/31/01                      $ 16.59         (0.29)            (3.70)         (3.99)       (3.04)
 Year ended 12/31/00                      $ 22.34         (0.61)            (3.81)         (4.42)       (1.33)
 Year ended 12/31/99                      $ 15.89         (0.32)             6.77           6.45           --
Class C
 Six months ended 06/30/04 (unaudited)    $  7.55         (0.14)             0.15           0.01           --
 Year ended 12/31/03                      $  6.33         (0.22)             1.44           1.22           --
 Year ended 12/31/02                      $  9.63         (0.21)            (3.09)         (3.30)          --
 Year ended 12/31/01                      $ 16.69         (0.29)            (3.73)         (4.02)       (3.04)
 Year ended 12/31/00                      $ 22.48         (0.61)            (3.85)         (4.46)       (1.33)
 Year ended 12/31/99                      $ 15.96         (0.32)             6.84           6.52           --
Class I
 Six months ended 06/30/04 (unaudited)    $  8.11         (0.11)             0.15           0.04           --
 Year ended 12/31/03                      $  6.73         (0.16)             1.54           1.38           --
 Year ended 12/31/02                      $ 10.14         (0.14)            (3.27)         (3.41)          --
 Year ended 12/31/01                      $ 17.17         (0.15)            (3.84)         (3.99)       (3.04)
 Year ended 12/31/00                      $ 22.82         (0.40)            (3.92)         (4.32)       (1.33)
 Year ended 12/31/99                      $ 16.07         (0.12)             6.87           6.75           --

(1) Excluding interest expense, net of reimbursement.
(2) Excluding interest expense, before reimbursement.
(3) Including interest expense, before reimbursement.
(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Twenty-Five Fund to address investment trade allocations. Had each Fund not received this reimbursement, total return figures would have been lower by 1.28% for the Twenty-Five Fund.
(6) Adjusted to an annual basis.

                                       Ratio to Average Net Assets
               ------------------------------------------------------------------------
      Ending
    Net Asset          Net                                            Gross Expenses                      Portfolio   Net Assets at
    Value Per      Investment           Net            Gross            Including           Total          Turnover   End of Period
      Share       Income (Loss)     Expenses(1)     Expenses(2)     Interest Expense(3)   ()Return(4)        Rate     (in thousands)
   ----------- ------------------ --------------- --------------- --------------------- ---------------- ----------- ---------------
    $  8.00           (2.91)%(6)        3.39%(6)        3.39%(6)           N/A                0.50%           95%          $ 1,543
    $  7.96           (2.28)%           3.48%           3.48%              N/A               20.24%          122%          $ 2,081
    $  6.62           (2.07)%           3.51%           3.51%              3.54%            (33.87)%(5)      178%          $ 2,611
    $ 10.01           (1.33)%           2.61%           2.61%              2.66%            (22.85)%         121%          $ 6,525
    $ 17.05           (2.04)%           2.15%           2.15%              2.43%            (19.29)%         115%          $15,353
    $ 22.74           (0.94)%           2.25%           2.63%              N/A               41.59%          213%          $18,020
    $  7.50           (3.66)%(6)        4.14%(6)        4.14%(6)           N/A                0.00%           95%          $ 3,501
    $  7.50           (3.03)%           4.23%           4.23%              N/A               19.43%          122%          $ 4,389
    $  6.28           (2.82)%           4.26%           4.26%              4.29%            (34.31)%(5)      178%          $ 4,578
    $  9.56           (2.08)%           3.36%           3.36%              3.41%            (23.43)%         121%          $10,152
    $ 16.59           (2.79)%           2.90%           2.90%              3.18%            (19.91)%         115%          $16,690
    $ 22.34           (1.69)%           3.00%           3.38%              N/A               40.59%          213%          $17,734
    $  7.56           (3.66)%(6)        4.14%(6)        4.14%(6)           N/A                0.13%           95%          $ 1,431
    $  7.55           (3.03)%           4.23%           4.23%              N/A               19.27%          122%          $ 1,871
    $  6.33           (2.82)%           4.26%           4.26%              4.29%            (34.27)%(5)      178%          $ 2,308
    $  9.63           (2.08)%           3.36%           3.36%              3.41%            (23.48)%         121%          $ 5,380
    $ 16.69           (2.79)%           2.90%           2.90%              3.18%            (19.96)%         115%          $11,088
    $ 22.48           (1.69)%           3.00%           3.38%              N/A               40.85%          213%          $14,093
    $  8.15           (2.66)%(6)        3.14%(6)        3.14%(6)           N/A                0.49%           95%          $ 2,706
    $  8.11           (2.03)%           3.23%           3.23%              N/A               20.51%          122%          $ 2,721
    $  6.73           (1.82)%           3.26%           3.26%              3.29%            (33.63)%(5)      178%          $ 2,914
    $ 10.14           (1.08)%           2.36%           2.36%              2.41%            (22.64)%         121%          $ 4,663
    $ 17.17           (1.79)%           1.90%           1.90%              2.18%            (19.05)%         115%          $ 7,300
    $ 22.82           (0.69)%           2.00%           2.38%              N/A               42.00%          213%          $10,001

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- MID-CAP GROWTH FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
                                         ----------- --------------- ---------------- ------------ --------------
MID-CAP GROWTH FUND
Class A
 Six months ended 06/30/04 (unaudited)    $  8.06         (0.13)             0.07          (0.06)          --
 Year ended 12/31/03                      $  5.87         (0.28)             2.47           2.19           --
 Year ended 12/31/02                      $  8.26         (0.24)            (2.15)         (2.39)          --
 Year ended 12/31/01                      $ 10.65         (0.21)            (2.06)         (2.27)       (0.12)
 Period from 06/30/00 * to 12/31/00       $ 10.00          0.01              0.95           0.96        (0.31)
Class B
 Six months ended 06/30/04 (unaudited)    $  7.85         (0.16)             0.07          (0.09)          --
 Year ended 12/31/03                      $  5.76         (0.33)             2.42           2.09           --
 Year ended 12/31/02                      $  8.16         (0.29)            (2.11)         (2.40)          --
 Year ended 12/31/01                      $ 10.61         (0.27)            (2.06)         (2.33)       (0.12)
 Period from 06/30/00 * to 12/31/00       $ 10.00         (0.03)             0.95           0.92        (0.31)
Class C
 Six months ended 06/30/04 (unaudited)    $  7.84         (0.16)             0.08          (0.08)          --
 Year ended 12/31/03                      $  5.76         (0.33)             2.41           2.08           --
 Year ended 12/31/02                      $  8.16         (0.29)            (2.11)         (2.40)          --
 Year ended 12/31/01                      $ 10.60         (0.27)            (2.05)         (2.32)       (0.12)
 Period from 06/30/00 * to 12/31/00       $ 10.00         (0.03)             0.94           0.91        (0.31)
Class I
 Six months ended 06/30/04 (unaudited)    $  8.14         (0.12)             0.07          (0.05)          --
 Year ended 12/31/03                      $  5.91         (0.26)             2.49           2.23           --
 Year ended 12/31/02                      $  8.30         (0.23)            (2.16)         (2.39)          --
 Year ended 12/31/01                      $ 10.66         (0.19)            (2.05)         (2.24)       (0.12)
 Period from 06/30/00 * to 12/31/00       $ 10.00          0.02              0.95           0.97        (0.31)

*Commencement of operations.
(1) Excluding interest expense, net of reimbursement.
(2) Excluding interest expense, before reimbursement.
(3) Including interest expense, before reimbursement.
(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5) Adjusted to an annual basis.

                                       Ratio to Average Net Assets
               ----------------------------------------------------------------------------
      Ending
    Net Asset          Net                                                Gross Expenses                 Portfolio   Net Assets at
    Value Per      Investment             Net              Gross            Including         Total       Turnover   End of Period
      Share       Income (Loss)       Expenses(1)       Expenses(2)     Interest Expense(3)  Return(4)      Rate     (in thousands)
   ----------- ------------------ ------------------- --------------- --------------------- ----------- ----------- ---------------

    $  8.00           (3.29)%(5)         3.34%(5)        3.34%(5)          3.37%(5)           (0.74)%        58%        $ 3,369
    $  8.06           (3.93)%            4.24%           4.24%             N/A                37.31%        156%        $ 3,788
    $  5.87           (3.47)%            4.13%           4.13%             N/A               (28.93)%       276%        $ 3,412
    $  8.26           (2.45)%            3.20%           3.20%             3.23%             (21.27)%       213%        $ 6,405
    $ 10.65            0.18%(5)          2.31%(5)        3.35%(5)          N/A                 9.67%        164%        $19,581
    $  7.76           (4.04)%(5)         4.09%(5)        4.09%(5)          4.12%(5)           (1.15)%        58%        $ 2,590
    $  7.85           (4.68)%            4.99%           4.99%             N/A                36.28%        156%        $ 2,888
    $  5.76           (4.22)%            4.88%           4.88%             N/A               (29.41)%       276%        $ 2,500
    $  8.16           (3.20)%            3.95%           3.95%             3.98%             (21.92)%       213%        $ 3,998
    $ 10.61           (0.57)%(5)         3.06%(5)        4.10%(5)          N/A                 9.27%        164%        $ 5,054
    $  7.76           (4.05)%(5)         4.09%(5)        4.09%(5)          4.12%(5)           (1.02)%        58%        $   356
    $  7.84           (4.68)%            4.99%           4.99%             N/A                36.11%        156%        $   532
    $  5.76           (4.22)%            4.88%           4.88%             N/A               (29.41)%       276%        $   539
    $  8.16           (3.20)%            3.95%           3.95%             3.98%             (21.84)%       213%        $ 1,397
    $ 10.60           (0.57)%(5)         3.06%(5)        4.10%(5)          N/A                 9.17%        164%        $ 3,540
    $  8.09           (3.04)%(5)         3.09%(5)        3.09%(5)          3.12%(5)           (0.61)%        58%        $    88
    $  8.14           (3.68)%            3.99%           3.99%             N/A                37.73%        156%        $   129
    $  5.91           (3.22)%            3.88%           3.88%             N/A               (28.80)%       276%        $   139
    $  8.30           (2.20)%            2.95%           2.95%             2.98%             (20.97)%       213%        $   208
    $ 10.66            0.43%(5)          2.06%(5)        3.10%(5)          N/A                 9.77%        164%        $   594

NOTES TO FINANCIAL STATEMENTS (concluded)



7. FINANCIAL HIGHLIGHTS (CONCLUDED) -- SCIENCE & TECHNOLOGY FUND
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                       Net Realized
                                          Beginning                         and                     Distributions
                                          Net Asset        Net          Unrealized     Total from     from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments    Operations       Gains
                                         ----------- --------------- ---------------- ------------ --------------
SCIENCE & TECHNOLOGY FUND
Class A
 Six months ended 06/30/04 (unaudited)    $  5.93         (0.20)             0.01          (0.19)           --
 Year ended 12/31/03                      $  4.75         (0.47)             1.65           1.18            --
 Year ended 12/31/02                      $  8.14         (0.43)            (2.96)         (3.39)           --
 Year ended 12/31/01                      $  9.16         (0.34)            (0.68)         (1.02)           --
 Period from 06/30/00 * to 12/31/00       $ 10.00         (0.05)            (0.79)         (0.84)           --
Class B
 Six months ended 06/30/04 (unaudited)    $  5.77         (0.21)             0.01          (0.20)           --
 Year ended 12/31/03                      $  4.67         (0.49)             1.59           1.10            --
 Year ended 12/31/02                      $  8.06         (0.46)            (2.93)         (3.39)           --
 Year ended 12/31/01                      $  9.14         (0.39)            (0.69)         (1.08)           --
 Period from 06/30/00 * to 12/31/00       $ 10.00         (0.09)            (0.77)         (0.86)           --
Class C
 Six months ended 06/30/04 (unaudited)    $  5.77         (0.21)             0.01          (0.20)           --
 Year ended 12/31/03                      $  4.67         (0.49)             1.59           1.10            --
 Year ended 12/31/02                      $  8.06         (0.46)            (2.93)         (3.39)           --
 Year ended 12/31/01                      $  9.14         (0.39)            (0.69)         (1.08)           --
 Period from 06/30/00 * to 12/31/00       $ 10.00         (0.09)            (0.77)         (0.86)           --
Class I
 Six months ended 06/30/04 (unaudited)    $  5.98         (0.19)              --           (0.19)           --
 Year ended 12/31/03                      $  4.78         (0.46)             1.66           1.20            --
 Year ended 12/31/02                      $  8.17         (0.40)            (2.99)         (3.39)           --
 Year ended 12/31/01                      $  9.18         (0.31)            (0.70)         (1.01)           --
 Period from 06/30/00 * to 12/31/00       $ 10.00         (0.04)            (0.78)         (0.82)           --

*Commencement of operations.
(1) Excluding interest expense, net of reimbursement.
(2) Excluding interest expense, before reimbursement.
(3) Including interest expense, before reimbursement.
(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5) Adjusted to an annual basis.

NOTES TO FINANCIAL STATEMENTS (concluded)



                                     Ratio to Average Net Assets
               ------------------------------------------------------------------------
      Ending
    Net Asset          Net                                            Gross Expenses                  Portfolio   Net Assets at
    Value Per      Investment           Net            Gross            Including          Total       Turnover   End of Period
      Share       Income (Loss)     Expenses(1)     Expenses(2)     Interest Expense(3)   Return(4)      Rate     (in thousands)
   ----------- ------------------ --------------- --------------- --------------------- ------------ ----------- ---------------
     $ 5.74           (6.60)%(5)        6.37%(5)        6.37%(5)          6.65%(5)         (3.20)%        78%         $  395
     $ 5.93           (8.48)%           8.79%           8.79%             8.87%            24.84%        149%         $  504
     $ 4.75           (6.95)%           7.48%           7.48%             7.66%           (41.65)%       261%         $  830
     $ 8.14           (4.35)%           4.85%           4.85%             5.00%           (11.14)%       254%         $2,338
     $ 9.16           (0.90)%(5)        2.71%(5)        4.48%(5)          N/A              (8.40)%       162%         $6,913
     $ 5.57           (7.35)%(5)        7.12%(5)        7.12%(5)          7.40%(5)         (3.47)%        78%         $  150
     $ 5.77           (9.23)%           9.54%           9.54%             9.62%            23.55%        149%         $  176
     $ 4.67           (7.70)%           8.23%           8.23%             8.41%           (42.06)%       261%         $  330
     $ 8.06           (5.10)%           5.60%           5.60%             5.75%           (11.82)%       254%         $  775
     $ 9.14           (1.65)%(5)        3.46%(5)        5.23%(5)          N/A              (8.60)%       162%         $  883
     $ 5.57           (7.35)%(5)        7.12%(5)        7.12%(5)          7.40%(5)         (3.47)%        78%         $  268
     $ 5.77           (9.23)%           9.54%           9.54%             9.62%            23.55%        149%         $  455
     $ 4.67           (7.70)%           8.23%           8.23%             8.41%           (42.06)%       261%         $  506
     $ 8.06           (5.10)%           5.60%           5.60%             5.75%           (11.82)%       254%         $1,740
     $ 9.14           (1.65)%(5)        3.46%(5)        5.23%(5)          N/A              (8.60)%       162%         $3,548
     $ 5.79           (6.35)%(5)        6.12%(5)        6.12%(5)          6.40%(5)         (3.18)%        78%         $  354
     $ 5.98           (8.23)%           8.54%           8.54%             8.62%            25.10%        149%         $  603
     $ 4.78           (6.70)%           7.23%           7.23%             7.41%           (41.49)%       261%         $  507
     $ 8.17           (4.10)%           4.60%           4.60%             4.75%           (11.00)%       254%         $  945
     $ 9.18           (0.65)%(5)        2.46%(5)        4.23%(5)          N/A              (8.20)%       162%         $1,272

                              INVESTMENT ADVISER
                            Jundt Associates, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305

                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305

                                 ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207

                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               625 Walnut Street
                             Cincinnati, OH 45202

                             INDEPENDENT AUDITORS
                                   KPMG LLP
                            4200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                            2200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT GROWTH FUND, JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND, JUNDT MID-CAP GROWTH FUND AND JUNDT SCIENCE & TECHNOLOGY FUND REFLECTS THE REIMBURSEMENT AND/OR WAIVER BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-370-0612.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.
--------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

     (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.236-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Jundt Funds, Inc.
                      --------------------------------

         By (Signature and Title) /s/ James R. Jundt
                                -----------------------------------------
                                James R. Jundt, Chairman of the Board

         Date   September 2, 2004
              --------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ Marcus E. Jundt
                                  ---------------------------------------------
                                        Marcus E. Jundt, President

         Date September 2, 2004
             --------------------------------

         By (Signature and Title)*  /s/ Gerald M. Fitterer
                                   ---------------------------------------------
                                        Gerald M. Fitterer, Treasurer

         Date September 2, 2004
             --------------------------------

* Print the name and title of each signing officer under his or her signature.